Filed with the Securities and Exchange Commission on October 27, 2011

Securities Act of 1933 File No. 002-52242

Investment Company Act of 1940 File No. 811-02538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.  100

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.  94

(Check appropriate box or boxes.)

TOUCHSTONE INVESTMENT TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copy to: John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment is being filed solely for the purpose of registering Class Y and Institutional shares of Touchstone Core Bond Fund, a series of the Registrant. This filing is being made pursuant to Rule 485(b)(1)(vii) following grant of a request for permission to file pursuant to Rule 485(b)(1)(vii).

October 27, 2011

Prospectus

Touchstone Investment Trust

	Class Y	Institutional
Touchstone Core Bond Fund	[ticker]	[ticker]

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Touchstone Core Bond Fund Summary

The Fund's Investment Goal

The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses[1]	0.50%	0.37%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.88%
Fee Waiver and/or Expense Reimbursement[2]	(0.42%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%	0.51%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.58% and 0.50% for Class Y and Institutional shares, respectively. This expense limitation will remain in effect for two years from commencement of operations of Class Y and Institutional shares, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class Y	Institutional
1 Year	$60	$52
3 Years	$234	$203
5 Years	$469	$409
10 Years	$1,143	$1,001

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Touchstone Core Bond Fund Summary (Continued)

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 370% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by Moody's Investors Service, Standard & Poor's Ratings Group or Fitch Ratings. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The Key Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

•  If interest rates go up, causing the value of any debt securities held by the Fund to decline

•  Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

•  Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment and call risk

•  Because during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities and asset-backed securities may face valuation difficulties, become more volatile and/or become illiquid

•  If the issuer of a security is unable to make timely payments of principal or interest when due

•  Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

•  Because foreign securities may have unique risks and may lose more value than U.S. securities

•  If the analysis used by Fort Washington to select securities does not identify attractive investments

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The

3

Touchstone Core Bond Fund Summary (Continued)

Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

Non-investment grade debt securities are generally considered more risky than investment grade debt securities. The total return and yield of non-investment grade debt securities can be expected to fluctuate more than the total return and yield of higher quality bonds. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

4

Touchstone Core Bond Fund Summary (Continued)

The Fund's Performance1

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Core Bond Fund – Class A Total Returns as of December 31

Best Quarter: 3rd Quarter 2009	+7.14%
Worst Quarter: 3rd Quarter 2008	-2.68%

The year-to-date return for the Fund's Class A shares as of September 30, 2011 is 5.82%.

The performance table shows how the Fund's Class A shares average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Barclays Capital U.S. Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
For the period ended December 31, 2010

	1 Year	5 Years	10 Years
Core Bond Fund – Class A
Return Before Taxes	2.62%	4.67%	4.64%
Return After Taxes on Distributions	1.22%	3.03%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	1.69%	3.00%	2.97%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

1  Performance for Class Y and Institutional shares is not shown because the share classes do not have a full calendar year of operations. Returns are presented for Class A shares, which are not offered in this prospectus. Class Y shares and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Class A shares are subject to a front-end sales charge and distribution fees. Class Y and Institutional shares are not subject to a front-end sales and distributions fees.

5

Touchstone Core Bond Fund Summary (Continued)

Investment Advisor

Touchstone Advisors, Inc.

Investment Sub-Advisor	Portfolio Manager(s)	Investment Experience	Primary Title with Investment Sub-Advisor
Fort Washington Investment Advisors, Inc.	Timothy J. Policinski, CFA	Managing Fund since 2001	Managing Director and Senior Portfolio Manager

	Daniel J. Carter, CFA	Managing Fund since 2001	Assistant Vice President and Portfolio Manager

Buying and Selling Fund Shares

	Class Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50
	Institutional
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class Y shares are available only through your financial institution. Institutional shares are available through Touchstone Securities, Inc. or your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

6

Investment Strategies and Risks

Can the Fund Depart From its Principal Investment Strategies?

The Fund from time to time may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the sub-advisor is unable to identify attractive investment opportunities. During these times, the Fund may not achieve its investment goals.

Can the Fund Change its Investment Goals Without Shareholder Approval?

The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

Does the Fund Have Other Investment Strategies, in Addition to its Principal Investment Strategies?

The Fund may also invest in:

•  Preferred stocks

•  Debt securities denominated in foreign currencies (up to 20% of total assets)

•  Debt securities of emerging market countries (up to 10% of total assets)

•  To-Be-Announced Securities

•  Other investment companies

Additional Information About Fund Investments – this section describes the various investments the Fund can invest in according to their investment strategies.

U.S. Government Securities include:

•  Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

•  Securities issued by agencies or instrumentalities of the U.S. Government, such as the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA, TVA and OPIC

•  U.S. Treasuries issued without interest coupons ("STRIPS")

•  Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

U.S. Government securities also include securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the United States, the payment of principal and interest on the debt issued by certain private entities through the earlier of the maturity date of the debt or June 30, 2012.

7

Investment Strategies and Risks (Continued)

Corporate Debt Securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

Municipal Securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

Investment Grade Debt Securities are generally rated BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's").

Non-Investment Grade Debt Securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated below BBB- by S&P and Fitch or below Baa3 by Moody's.

Asset-Backed Securities represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

Mortgage-Related Securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as the GNMA, FNMA and FHLMC. Securities backed by the FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government, but are backed only by the credit of the government agency issuing the security. Securities issued by GNMA are backed by the full faith and credit of the U.S. Government.

The loans may also be grouped together by private issuers such as:

•  Commercial banks

•  Savings and loan institutions

•  Mortgage bankers

•  Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

To-Be-Announced Securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If the Fund invests in to-be-announced securities, it will maintain a segregated account of, or otherwise earmark, cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

Other Investment Companies. The Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof,

8

Investment Strategies and Risks (Continued)

or applicable exemptive relief granted by the SEC. Touchstone Advisors has received an exemptive order from the SEC that permits the Fund to invest up to 25% of its uninvested cash or cash collateral in one or more affiliated money market funds, subject to that Fund's investment limitations and certain other conditions contained in the exemptive order.

Foreign Companies are companies that meet all of the following criteria:

•  They are organized under the laws of a foreign country

•  They maintain their principal place of business in a foreign country

•  The principal trading market for their securities is located in a foreign country

•  They derive at least 50% of their revenues or profits from operations in foreign countries

•  They have at least 50% of their assets located in foreign countries

Emerging Market Countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When the Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

•  It is organized under the laws of an emerging market country

•  It maintains its principal place of business in an emerging market country

•  The principal trading market for its securities is located in an emerging market country

•  It derives at least 50% of its revenues or profits from operations within emerging market countries

•  It has at least 50% of its assets located in emerging market countries

What are the Principal Risks of Investing in the Fund?

The following is a list of principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund's Statement of Additional Information ("SAI"):

Interest Rate Risk. The Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

•  Mortgage-Related Securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by the Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually

9

Investment Strategies and Risks (Continued)

more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering the Fund's yield. Mortgage-related securities may be less likely than other debt securities to increase in value during periods of falling interest rates. When interest rates rise, repayment of mortgage-related securities may occur more slowly than anticipated extending the effective duration of those securities and locking in below market interest rates. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk of default is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Credit Risk. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

•  Non-Investment Grade Debt Securities. Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

What are Some of the Non-Principal Risks of Investing in the Fund?

Foreign Risk. Investing in foreign debt securities poses unique risks such as market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, debt securities of foreign markets have had more frequent and larger price changes than those of U.S. markets.

•  Emerging Market Countries. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

Manager of Managers Risk. The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

10

Investment Strategies and Risks (Continued)

Lending of Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. More information on securities lending is available in the SAI.

Market Disruption Risk. The United States has experienced during the past few years significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Instability in the financial markets during the past few years has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment goals.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and sub-advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goals, but there can be no assurance that it will be successful in doing so.

Where Can I Find Information About the Fund's Portfolio Holdings Disclosure Policies?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the SAI and can also be found on the Fund's website at www.TouchstoneInvestments.com.

11

The Fund's Management

Investment Advisor

Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor")
303 Broadway, Suite 1100, Cincinnati, OH 45202-4203

Touchstone Advisors has been a registered investment advisor since 1994. As of September 30, 2011, Touchstone Advisors had approximately $7 billion in assets under management. As the Fund's Advisor, Touchstone Advisors continuously reviews, supervises and administers the Fund's investment programs and also ensures compliance with the Fund's investment policies and guidelines.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•  Level of knowledge and skill

•  Performance as compared to its peers or benchmark

•  Consistency of performance over 5 years or more

•  Level of compliance with investment rules and strategies

•  Employees, facilities and financial strength

•  Quality of service

Touchstone Advisors will also continually monitor each sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the "SEC") has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of the Fund will be notified of any changes in its sub-advisory arrangements.

Two or more sub-advisors may manage the Fund, with each managing a portion of the Fund's assets. If the Fund has more than one sub-advisor, Touchstone Advisors allocates how much of the Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the sub-advisor, custodian, transfer agent, sub-administrative agent or other parties. For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund. The Annual Fee Rate below is the fee paid to Touchstone Advisors by the Fund for the fiscal year ended September 30, 2010 and is net of advisory fees waived by Touchstone Advisors, if any. Touchstone Advisors pays sub-advisory fees to the Sub-Advisor from its advisory fee.

Annual Fee Rate
Core Bond Fund	0.50% of average daily net assets

12

The Fund's Management (Continued)

Contractual Fee Waiver Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) limited. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on the Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect for two years from the commencement of operations of Class Y and Institutional shares.

Contractual Limit
Class Y	0.58%
Institutional	0.50%

Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements can be found in the Trust's March 31, 2011 Semiannual Report.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

Sub-Advisor

Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington")
303 Broadway, Suite 1200, Cincinnati, OH 45202-4203

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies.

Core Bond Fund. Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Core Bond Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter began as an Assistant Portfolio Manager of Fort Washington in 2000 and has been an Assistant Vice President and Portfolio Manager since 2007. He has managed the Fund since September 2001.

Additional Information

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Fund.

13

Choosing a Class of Shares

Share Class Offerings. The Fund currently offers the classes of shares listed below. The Fund's Class A and Class C shares are offered in a separate prospectus. For information about the Class A shares and Class C shares or to obtain a copy of the prospectus, call Touchstone Securities, Inc. at 1.800.543.0407 or call your financial advisor.

	Class A	Class C	Class Y	Institutional
Touchstone Core Bond Fund	X	X	X	X

Class Y Shares

Class Y shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Class Y shares are not subject to a 12b-1 fee or CDSC.

Institutional Shares

Institutional shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional shares are not subject to a 12b-1 fee or CDSC.

14

Distribution Arrangements

Dealer Compensation

Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments. For more information on payment arrangements, please see the section entitled "The Distributor" in the SAI.

15

Investing with Touchstone

Choosing the Appropriate Investments to Match Your Goals.

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

Please read this Prospectus carefully and then determine how much you want to invest.

Class Y shares are available through certain financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone.

For Institutional shares, you may purchase shares of the Fund directly from Touchstone or through your financial institution.

In order to open an account you must complete an investment application. You may obtain an investment application from Touchstone, your financial institution or your financial advisor, or by visiting our website at TouchstoneInvestments.com.

You may purchase shares in the Fund on a day when the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). For more information about how to purchase shares, call Touchstone at 1.800.543.0407.

Investor Alert: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.) Touchstone may change applicable initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")), on the day that your account is closed. If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Investing in the Fund

By mail or through your financial advisor

•  Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

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Investing with Touchstone (Continued)

•  Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.

•  Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

•  You may also open an account through your financial advisor.

Through your financial institution

•  You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

•  Your financial institution will act as the shareholder of record of your shares.

•  Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

•  Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

•  Shares held through a financial institution may be transferred into your name following procedures established by your financial institution and Touchstone.

•  Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

•  Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

By exchange

•  Class Y shares and Institutional shares of the Fund are exchangeable for Class Y shares and Institutional shares of other Touchstone Funds, respectively, as long as investment minimums and proper selling agreement requirements are met.

•  You do not have to pay any exchange fee for your exchange.

Special Tax Consideration

For federal income tax purposes, an exchange of shares in one Fund for shares of a different Fund is treated as a sale of the shares you exchange and a purchase of the shares you receive. You may incur a taxable gain or loss in connection with the exchange.

Through retirement plans

You may invest in the Fund through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

•  Traditional Individual Retirement Accounts ("IRAs")

•  Savings Incentive Match Plan for Employees ("SIMPLE IRAs")

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Investing with Touchstone (Continued)

•  Spousal IRAs

•  Roth Individual Retirement Accounts ("Roth IRAs")

•  Coverdell Education Savings Accounts ("Education IRAs")

•  Simplified Employee Pension Plans ("SEP IRAs")

Employer Sponsored Retirement Plans

•  Defined benefit plans

•  Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

•  457 plans

Special Tax Consideration

To determine which type of retirement plan is appropriate for you, please contact your tax advisor. For further information about any of the plans, agreements, applications and annual fees, contact Touchstone at 1.800.543.0407 or contact your financial advisor.

Through Processing Organizations

•  You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) that is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by Touchstone to receive purchase and sales orders on Touchstone's behalf. If the processing organization is not authorized, then your order could be rejected which could subject your investment to market risk. When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone. The Authorized Processing Organization may:

•  Charge a fee for its services

•  Act as the shareholder of record of the shares

•  Set different minimum initial and additional investment requirements

•  Impose other charges and restrictions

•  Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Touchstone considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone. Certain Authorized Processing Organizations may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

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Investing with Touchstone (Continued)

Pricing of Purchases

The Fund's share price (NAV) and public offering price (NAV plus any applicable sales charge) are normally determined every Business Day at 4:00 p.m. ET. We price direct purchases in the Fund based upon the next determined public offering price after your order is received. Direct purchase orders received by Touchstone, financial institutions, or an Authorized Processing Organization, by 4:00 p.m. ET, are processed at that day's NAV or public offering price. Direct purchase orders received by Touchstone, financial institutions, or an Authorized Processing Organization, after 4:00 p.m. ET, are processed at the public offering price or NAV next determined on the following Business Day. It is the responsibility of the financial institution or Authorized Processing Organization to transmit orders that will be received by Touchstone in proper form and in a timely manner. If the NYSE closes early, the time that your purchase order must be received may be earlier and the Fund's shares may be priced earlier.

Adding to Your Account

By check

•  Complete the investment form provided at the bottom of a recent account statement.

•  Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

•  Write your account number on the check.

•  Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement. Your financial advisor or financial institution is responsible for forwarding payment promptly to Touchstone.

•  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

By wire

•  Contact Touchstone, your financial advisor or your financial institution for further instructions.

•  Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

•  Your bank may charge a fee for handling wire transfers.

•  Purchases in the Fund will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

Special Tax Consideration

You should consult with your tax advisor as to the federal income tax consequences to you upon your transfer of securities to the Fund in exchange for Fund shares.

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Investing with Touchstone (Continued)

Automatic Investment Options

The various ways that you can automatically invest in the Fund are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407. If you hold your shares through a financial institution or Authorized Processing Organization, please contact them for further details on automatic investment options.

Automatic Investment Plan. You can pre-authorize monthly investments of $50 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in the Fund will not be available for redemption until three Business Days after the automatic investment.

Reinvestment/Cross Reinvestment. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in the same class of shares of another Touchstone Fund without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash. Dividends are taxable whether you reinvest such dividends in additional shares of the Fund or choose to receive cash. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Fund.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

Selling Your Shares

You may sell some or all of your shares on any Business Day. If your request is received by Touchstone, an Authorized Processing Organization, or financial institution in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. If the NYSE closes early, the time that your sale request must be received may be earlier.

Through Touchstone – By telephone

•  You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.

•  You may only sell shares over the telephone if the amount is less than $100,000.

•  To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

•  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

•  If we receive your sale request by 4:00 p.m. ET, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.

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Investing with Touchstone (Continued)

•  Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery) a written request for the sale of your shares.

•  In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

•  Requiring personal identification

•  Making checks payable only to the owner(s) of the account shown on Touchstone's records

•  Mailing checks only to the account address shown on Touchstone's records

•  Directing wires only to the bank account shown on Touchstone's records

•  Providing written confirmation for transactions requested by telephone

•  Digitally recording instructions received by telephone

Through Touchstone – By mail

•  Write to Touchstone.

•  Indicate the number of shares or dollar amount to be sold.

•  Include your name and account number.

•  Sign your request exactly as your name appears on your investment application.

•  You may be required to have your signature guaranteed (see "Signature Guarantees" in this Prospectus for more information).

Through Touchstone – By wire

•  Complete the appropriate information on the investment application.

•  If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

•  You may be charged a fee by the Fund or the Fund's agent for wiring redemption proceeds. You may also be charged a fee by your bank.

•  Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

•  Your redemption proceeds may be deposited without a charge directly into your bank account through an Automated Clearing House ("ACH") transaction. Contact Touchstone for more information.

Through Touchstone – Through a systematic withdrawal plan

•  You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

•  Withdrawals can be made monthly, quarterly, semiannually or annually.

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Investing with Touchstone (Continued)

•  There is no special fee for this service.

•  There is no minimum amount required for retirement plans.

Special Tax Consideration

Systematic withdrawals in the Fund may result in the sale of your shares at a loss or may result in taxable gain.

Through your financial advisor, financial institution or Authorized Processing Organization

•  You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.

•  Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

•  Your financial institution may charge you a fee for selling your shares.

•  Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

Special Tax Consideration

Selling your shares in the Fund may cause you to incur a taxable gain or loss.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

•  Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

•  Proceeds are being sent to an address other than the address of record

•  Proceeds or shares are being sent/transferred from unlike registrations, such as from a joint account to an individual's account

•  Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

•  Proceeds or shares are being sent/transferred between accounts with different account registrations

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent

22

Investing with Touchstone (Continued)

purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in Touchstone Funds for their customers through which transactions are placed. If the Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, Touchstone Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon their request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. Touchstone Funds have no arrangements to permit any investor to trade frequently in shares of the Fund, nor will they enter into any such arrangements in the future.

Householding Policy (Only applicable for shares held through Touchstone directly)

The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

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Investing with Touchstone (Continued)

Receiving Sale Proceeds

Core Bond Fund. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or Authorized Processing Organization) within 7 days (normally within 3 Business Days) after receipt of a proper request.

Proceeds Sent to Financial Advisors, Financial Institutions and Authorized Processing Organizations. Proceeds that are sent to your financial advisor, financial institution or Authorized Processing Organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor, financial institution or Authorized Processing Organization may benefit from the use of your money.

Fund Shares Purchased by Check (Only applicable for shares held through Touchstone directly). We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

Special Tax Consideration

You should contact your tax advisor to discuss the tax implications of using the Reinstatement Privilege.

Low Account Balances (Only applicable for shares held through Touchstone directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Delay of Payment. It is possible that payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

•  When the NYSE is closed on days other than customary weekends and holidays

•  When trading on the NYSE is restricted

•  During any other time when the SEC, by order, permits

Redemption in Kind. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax on the amount by which the fair market value of the securities sold exceeds the basis of the Fund shares redeemed. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk.

Pricing of Fund Shares

The Fund calculates its share price (NAV) by dividing the total value of its net assets by the number of shares outstanding. A separate NAV is calculated for each share class of the Fund. Shares are purchased or sold at the next offering price (NAV plus a sales charge, if applicable) determined after Touchstone, financial institution or an Authorized Processing Organization receives your purchase or sale order in proper form. The Fund's NAV is normally determined at 4:00 p.m. ET every Business Day. If the NYSE closes early, the Fund's shares may be priced earlier.

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Investing with Touchstone (Continued)

Core Bond Fund. The value of the securities held by the Fund is determined as follows: (1) Securities that have readily available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

25

Distributions and Taxes

Special Tax Consideration

You are urged and advised to consult your tax advisor to address your own tax situation and the impact an investment in the Fund will have on your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are distributed and paid by the Fund:

	Dividends Distributed	Dividends Paid
Core Bond Fund	Monthly	Monthly

Distributions of any capital gains earned by the Fund will be made at least annually. If you own shares on the Fund's distribution record date, you will be entitled to receive the distribution. You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing or by phone prior to the date of distribution. Your election will be effective for dividends and distributions paid after we receive your notice. To cancel your election, simply send written notice to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203, or call Touchstone at 1.800.543.0407. If you hold your shares through a financial institution, you must contact it to elect cash payment.

Tax Information

General. The Fund intends to qualify annually to be treated as regulated investment companies under the Code. As such, the Fund will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year the Fund fails to qualify as a regulated investment company: (1) such Fund will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35%; and (2) distributions from such Fund's earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Dividends are taxable whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by the Fund as "qualified dividend income" are eligible for the long-term capital gain rate 15% (0% for individuals in lower tax brackets).

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss

26

Distributions and Taxes (Continued)

on the transaction. For federal income tax purposes, an exchange of shares in one Fund for shares of a different Fund is treated as a sale of the shares you exchange and a purchase of the shares you receive in the exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you hold the shares of the Fund as a capital asset, which capital gain will be long-term or short-term depending on how long you have held the shares of such Fund.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in the Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in our SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in the Fund on your tax situation.

27

Touchstone Investments*

DISTRIBUTOR

Touchstone Securities, Inc.*

303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

1.800.638.8194

www.touchstoneinvestments.com

INVESTMENT ADVISOR

Touchstone Advisors, Inc.*

303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

TRANSFER AGENT

JPMorgan Chase Bank, N.A.

303 Broadway, Suite 900

Cincinnati, OH 45202-4203

SHAREHOLDER SERVICES

1.800.543.0407

* A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group: Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

Annual/Semiannual Reports ("Financial Reports"): The Fund's Financial Reports provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Fund by contacting your financial advisor or by contacting Touchstone Investments at 1.800.543.0407. The SAI and Financial Reports are also available on the Touchstone Investments website at:

www.touchstoneinvestments.com/home/formslit/

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Fund is available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

TOUCHSTONE INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2011

As Amended October 27, 2011

	Class A	Class C	Class Y	Class S	Institutional
Core Bond Fund	TOBAX	TODCX	[TICKER]		[TICKER]
High Yield Fund	THYAX	THYCX	THYYX
Institutional Money Market Fund					TINXX
Money Market Fund	TMMXX			TMSXX

This Statement of Additional Information (“SAI”) is not a prospectus and relates only to the above-referenced funds (each a “Fund” and, together, the “Funds”).  It is intended to provide additional information regarding the activities and operations of the Touchstone Investment Trust (the “Trust”) and should be read together with the Funds’ Prospectuses dated January 28, 2011 and October 27, 2011, as amended or supplemented from time to time.  The Trust’s audited financial statements for the fiscal year ended September 30, 2010, included in the Annual Report to shareholders, are incorporated into this SAI by reference.  The Trust’s unaudited financial statements for the period ended March 31, 2011, included in the Semi-Annual Report to shareholders, are incorporated into this SAI by reference.  You may receive a copy of a Fund’s Prospectus or the Trust’s most recent Annual or Semiannual Report by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust at 1-800-543-0407, or by visiting our website at www.TouchstoneInvestments.com.

STATEMENT OF ADDITIONAL INFORMATION

Touchstone Investment Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

THE TRUST

Touchstone Investment Trust (the “Trust”) was organized as a Massachusetts business trust on December 7, 1980.  The Trust currently offers four series: the Core Bond Fund, the High Yield Fund, the Institutional Money Market Fund (formerly the “Touchstone Institutional U.S. Government Money Market Fund”) and the Money Market Fund.  Each series is referred to individually as a “Fund” and collectively as the “Funds.”  Each Fund has its own investment goal(s) and policies.  Each Fund is a diversified open-end management investment company.

Touchstone Advisors, Inc. (the “Advisor”) is the investment manager and administrator for each Fund.  The Advisor has selected Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), to manage, on a daily basis, the assets of each Fund.  The Advisor has sub-contracted certain administrative and accounting services to JPMorgan Chase Bank, N.A. (“JPMorgan”).  Touchstone Securities, Inc. (the “Distributor”) is the principal distributor of the Funds’ shares.  The Sub-Advisor and the Distributor are affiliates of the Advisor.

Shares of each Fund have equal voting rights and liquidation rights.  Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise.  Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1, if any.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected.  In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund.  Expenses attributable to any Fund are borne by that Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his express consent. Class A, Class C and Class Y shares of the High Yield Fund and Class A, Class C, Class Y, and Institutional shares of the Core Bond Fund each represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares is subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements and (v) each class may have different minimum investment requirements and offer different features and services to shareholders.

Class A and Class S shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and (v) each class offers different features and services to shareholders.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership.  However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred.  In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations.  Management believes that, in view of the above, the risk of personal liability is remote.

History of the Funds

Pursuant to an Agreement and Plan of Reorganization dated February 4, 2004, the Core Bond Fund acquired all of the assets and liabilities of the Touchstone Intermediate Term U.S. Government Bond Fund and the Touchstone Intermediate Term U.S. Government Bond Fund was liquidated as a series of the Trust on May 24, 2004.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

Each Fund’s principal strategy and principal risks are described in the Prospectuses.  The following supplements the information contained in the Prospectuses concerning each Fund’s principal strategy and principal risks.  In addition, although not principal strategies of the Funds, the Funds may invest in other types of securities and engage in other investment practices as described in the

Prospectuses or in this SAI.  Unless otherwise indicated, each Fund is permitted to invest in each of the investments listed below, or engage in each of the investment techniques listed below consistent with the Fund’s investment objectives, policies and strategies.  The investment limitations below are considered to be non-fundamental policies which may be changed at any time by a vote of the Fund’s Board of Trustees, unless designated as a “Fundamental” policy.  In addition, any stated percentage limitations are measured at the time of the purchase of a security.

When-Issued Securities and Securities Purchased on a To-Be-Announced Basis.  The Funds will only make commitments to purchase securities on a when-issued or to-be-announced (“TBA”) basis with the intention of actually acquiring the securities.  A Fund may sell the securities before the settlement date if it is otherwise deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so.  When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place.  In a TBA transaction, a Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities.

The Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction.  In connection with these investments, each Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased.  When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account.  If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund’s commitments to purchase securities on a when-issued or TBA basis.  To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions.  Securities purchased on a when-issued or TBA basis and the securities held in a Fund’s portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise).  Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund’s assets will experience greater fluctuation.  The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund’s payment obligation).

The Core Bond Fund may also invest up to 33% of its assets in dollar roll transactions involving when-issued securities.  The Money Market Fund and the Institutional Money Market Fund expect that commitments to purchase when-issued securities will not exceed 25% of the value of each Fund’s total assets.

STRIPS.  Separate Trading of Registered Interest and Principal Securities (“STRIPS”) are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons.  A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes.  Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value.  Investing in STRIPS may help to preserve capital during periods of declining interest rates.  For example, if interest rates decline, U.S. Government National Mortgage Association (“GNMA”) Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal.  In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity.  Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest.  On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity.  Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

CUBES.  In addition to STRIPS, the Core Bond Fund may also purchase separately traded interest and principal component parts of obligations that are transferable through the Federal book entry system, known as Coupon Under Book Entry Safekeeping (“CUBES”).  These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank.  The Custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The Custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).  STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

GNMA Certificates.  The term “GNMA Certificates” refers to mortgage-backed securities representing part ownership of a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and insured by either the Federal Housing Administration or the Farmer’s Home Administration or guaranteed by the Veteran’s Administration.  GNMA Certificates are guaranteed by the Government National Mortgage Association and are backed by the full faith and credit of the United States.

1.                                       The Life of GNMA Certificates.  The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures.  Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool.  As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates.  However, statistics published by the Federal Housing Administration (“FHA”) are normally used as an indicator of the expected average life of GNMA Certificates.  These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years.  However, mortgages with high interest rates have experienced accelerated prepayment rates, which would indicate a shorter average life.

2.                                       Yield Characteristics of GNMA Certificates.  The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the Veteran’s Affairs guaranteed (“VA-guaranteed”) or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer.  For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield that will be earned on the GNMA Certificates for the following reasons:

(a)                                  GNMA Certificates may be issued at a premium or discount, rather than at par.

(b)                                 After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

(c)                                  Interest is earned monthly, rather than semiannually as for traditional bonds.  Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

(d)                                 The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate.  If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

3.                                       Market for GNMA Certificates.  Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly.  The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments.  Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate’s coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FHLMC Certificates.  The term “FHLMC Certificates” refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation.  The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States.  FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

Mortgage loans underlying FHLMC Certificates will consist of fixed rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties.  Mortgage interest rates may be mixed in a pool.  The seller/servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and the Federal Home Loan Mortgage Corporation keeps any remaining excess of mortgage rate over coupon rate.  The coupon rate of a FHLMC Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

FNMA Certificates.  The term “FNMA Certificates” refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association (“FNMA”).  FNMA Certificates are not guaranteed by the United States and do not constitute debts or obligations of the United States.

The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market.  The only function of the FNMA is to provide a secondary market for residential mortgages.  Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators.  They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed).  FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates.  The coupon rate of a FNMA Certificate does not by itself indicate the yield that will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

Since September 6, 2008, Fannie Mae and Freddie Mac have been under conservatorship, with the Federal Housing Finance Agency (FHFA) acting as conservator.  It is not known when or how the conservatorships will be terminated or what changes to Fannie Mae’s and Freddie Mac’s business structures will be made during or following the termination of the conservatorships.  However, the recently enacted Dodd-Frank Wall Street Reform and Consumer Protection Act requires the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of Fannie Mae and Freddie Mac or the privatization of such entities. The Secretary’s report and recommendations are required to be submitted to Congress no later than January 31, 2011.  Fannie Mae and Freddie Mac are each subject to investigations by the Department of Justice and SEC, and each is a party to a number of lawsuits.  Each of Fannie Mae and Freddie Mac may be required to pay substantial judgments, settlements or penalties and incur significant expenses in connection with these investigations and lawsuits, which could have a material adverse effect on each of their businesses, results of operations, financial condition, liquidity and net worth.

Overseas Private Investment Corporation Certificates.  The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation (“OPIC”).  OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation.  OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis.  OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies.  These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

Collateralized Mortgage Obligations.  The Core Bond Fund and the High Yield Fund may invest in Collateralized Mortgage Obligations (“CMOs”).  CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof.  The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued for collateral consisting of a pool of mortgages.  Payments with respect to the underlying mortgages generally are made to the trustee under the indenture.  Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence.  CMOs are designed to be retired as the underlying mortgages are repaid.  In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity.  Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

In 1983, the Federal Home Loan Mortgage Corporation began issuing CMOs.  Since FHLMC CMOs are the general obligations of the FHLMC, it will be obligated to use its general funds to make payments thereon if payments generated by the underlying mortgages are insufficient to pay principal and interest in its CMOs.  In addition, CMOs are issued by private entities, such as financial institutions, mortgage bankers and subsidiaries of homebuilding companies.  The structural features of privately issued CMOs will vary considerably from issue to issue, and the Sub-Advisor will consider such features, together with the character of the underlying mortgage pool and the liquidity and credit rating of the issue.

Several classes of securities are issued against a pool of mortgage collateral.  The most common structure contains four classes of securities; the first three classes pay interest at their stated rates beginning with the issue date and the final class is typically an accrual class (or Z bond).  The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities.  The classes of securities are retired sequentially.  All principal payments are directed first to the shortest-maturity class (or A bonds).  When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond).  This process continues until all of the classes have been paid off.  Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors into the longer maturity classes receive no principal paydowns.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate (“LIBOR”).  These adjustable rate tranches, known as “floating-rate CMOs,” will be treated as Adjustable Rate Mortgage Securities (“ARMS”).  Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages.  Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate.  These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Mortgage-related securities such as CMOs may not be readily marketable.  To the extent any of these securities are not readily marketable in the judgment of the Sub-Advisor, the Core Bond Fund and the High Yield Fund may not invest more than 15% of total assets in such securities.

Adjustable Rate Mortgage Securities (“ARMS”).  Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life.  In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal.  However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index.  There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates.  The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan.  Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes.  These payment caps may result in negative amortization.  The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans.  Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

Inflation-Indexed Bonds.  The Core Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose return is periodically adjusted according to the rate of inflation as indicated by the Consumer Price Index (“CPI”).  Inflation-indexed bonds may be issued by the U.S. Government, agencies, instrumentalities of the U.S. Government and by corporations.  There are two common accrual structures for inflation-indexed bonds.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities are issued with various maturities.   The securities issued by the U.S. Treasury, called Treasury Inflation Protected Securities or TIPS, pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  The Fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Preferred Stock.  The Core Bond Fund and the High Yield Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Repurchase Agreements.  Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement.  In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses.  To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian or tri-party Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York.  The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations or cash.  Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds’ Custodian at the Federal Reserve Bank.  At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.  As a matter of current operating policy, the Money Market Fund and the Institutional Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 5% of the value of its net assets would be invested in such securities and other illiquid securities.  The Core Bond Fund and the High Yield Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund’s acquisition of the securities and normally would be within a shorter period of time.  The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

Reverse Repurchase Agreements.   In a reverse repurchase agreement a Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price.  Reverse repurchase agreements are considered borrowing by the Fund.  At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund.

Covered Dollar Rolls.  The Core Bond Fund may enter into dollar rolls in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date.  In a simple dollar roll transaction, the cash proceeds from this sale will be reinvested in high quality, short-term instruments, the maturity of which will coincide with the settlement date of the roll transaction.   A strategy may also be used with respect to the dollar roll, where a series of 6-12 consecutive dollar roll transactions (approximately 30 days per transaction) are executed.  This allows the Fund to purchase a slightly longer duration security with the cash proceeds from the sale and capitalize on potentially higher available yields.  The additional duration from this strategy would be minimal.

The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities.  The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable.  The segregated assets effectively collateralize the Fund’s right to receive the securities at the end of the roll period(s), and also serve to minimize the leveraging effect of the transaction.

In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.  Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities.  Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

Dollar roll transactions are considered to be borrowings by the Fund and the use of such transactions will be subject to the Fund’s investment limitations on borrowings.  See “Borrowing and Pledging” and “Investment Limitations.”

The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterparty to the transaction could fail to deliver the securities.  If the counterparty to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the securities may be restricted.  Finally, there can be no assurance that Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.  Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

Foreign Securities.  Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.  The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations.  Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States.  Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

Emerging Market Securities.  Emerging market countries are generally countries that are not included in the MSCI World Index.  As of September 30, 2010, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, South Africa, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The country composition of the MSCI World Index can change over time.  When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that (i) is organized under the laws of an emerging market country, (ii) maintains its principal place of business in an emerging market country, (iii) has its principal trading market for its securities in an emerging market country, (iv) derives at least 50% of its revenues or profits from operations within emerging market countries, or has at least 50% of its assets located in emerging market countries.  Each of the High Yield Fund and the Core Bond Fund may invest up to 10% of its total assets at the time of purchase in emerging market securities.

Investments in securities of issuers based in emerging market countries entail all of the risks of investing in foreign issuers to a heightened degree.  These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

Temporary Defensive Positions. A Fund may take temporary defensive positions that are inconsistent with the Fund’s normal investment strategies in response to adverse or unusual market, economic, political, or other conditions as determined by the advisor. Such positions could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. In addition, a Fund may hold uninvested cash on a temporary basis if, in the Advisor’s discretion, market conditions warrant.  A Fund’s uninvested cash balances may or may not earn interest while maintained at the Fund’s custodian.  There is no limit on the extent to which Fund may take temporary defensive positions. In taking such positions, the Fund may fail to achieve its investment objective.

Borrowing and Pledging.  Each Fund except the Institutional Money Market Fund may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted by applicable law.  The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings.  If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test.  A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

The Institutional Money Market Fund may borrow money from banks (provided there is 300% asset coverage) for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings.  The Institutional Money Market Fund will not make any borrowings that would cause its outstanding borrowing to exceed one-third of the value of its total assets.  The Institutional Money Market Fund may pledge assets in connection with borrowings but will not pledge more than one third of its total assets.  The Institutional Money Market Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial.  The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.  Borrowing magnifies the potential for gain or loss on a Fund’s portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value (“NAV”).  This is the speculative factor known as leverage.  To reduce the risks of borrowing, the Funds will limit their borrowings as described below.  In addition, the Core Bond Fund may enter into reverse repurchase agreements and dollar roll transactions that are treated as borrowing by the Fund.

Certain of the Funds have adopted non-fundamental limitations which restrict circumstances in which and degree to which the Funds can engage in borrowing.  As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes.  The Core Bond Fund may pledge assets in connection with such borrowings but will not pledge more than 10% of its total assets.  The Core Bond Fund will not make any additional purchases of portfolio securities if outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets.  These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, the High Yield Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes.  The High Yield Fund may pledge assets in connection with such borrowings but will not pledge more than 10% of its total assets.  The High Yield Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.  These operating policies are not fundamental and may be changed by the Board without shareholder approval.

As a matter of current operating policy, the Money Market Fund may borrow money from banks (including its custodian bank) or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings.  The Money Market Fund does not intend to purchase securities for investment during periods when the sum of bank borrowings exceed 5% of its total assets.  This operating policy is not fundamental and may be changed by the Board without shareholder approval.

Securities Lending.  In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of: (1) cash in U.S. dollars; (2) securities issued or fully guaranteed by the United States government or issued and unconditionally guaranteed by any agencies thereof; or (3) irrevocable performance letters of credit issued by banks approved by each Fund.  All collateral must equal at least 100% of the market value of the loaned securities.  A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.  Collateral is marked to market daily.  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the

Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  As a matter of current operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Bank Debt Instruments.  Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers’ acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Investments in time deposits maturing in more than seven days will be subject to the Funds’ restrictions on illiquid investments (see “Investment Limitations”).

The Money Market Fund, Institutional Money Market Fund and the Core Bond Fund may also invest in certificates of deposit, bankers’ acceptances and time deposits issued by foreign branches of national banks.  Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks.  Eurodollar bankers’ acceptances are U.S. dollar denominated bankers’ acceptances “accepted” by foreign branches of major U.S. commercial banks.  Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas.  Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks.  The Sub-Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments.  The Funds do not limit the amount of their assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.  Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets that may be invested in a single industry.

Securities of Other Investment Companies Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.  The 1940 Act limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  The Institutional Money Market Fund will not invest more than 5% of its total assets in securities of any investment company and will not invest more than 10% of its total assets in the securities of other investment companies.

The Advisor has received an exemptive order from the SEC that permits each non-money market fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds.  Each non-money market fund may invest up to 25% of its assets in affiliated money market funds, subject to its investment limitations and certain other conditions pursuant to the exemptive order.

Commercial Paper and Other Short-Term Obligations.  Commercial paper (including variable amount master demand notes) consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase.  Certain notes may have floating or variable rates.  Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds’ restrictions on illiquid investments (see “Investment Limitations”) unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid.

Variable Rate Demand Instruments.  The Funds may purchase variable rate demand instruments.  Variable rate demand instruments that the Funds will purchase are obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days’ notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument.  The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon LIBOR or other prevailing interest rates as provided in the respective instruments.  A security is priced at a coupon rate that causes its value to approximate par.  Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund’s quality standards from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality.  If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO.  The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund’s quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor.  If an instrument is ever deemed to not meet a Fund’s quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

As a matter of current operating policy, the Core Bond Fund and the High Yield Fund will not invest more than 15% of their net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days’ notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities.  These operating policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. As a matter of fundamental policy, the Institutional Money Market Fund will not invest more than 5% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days’ notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities.  The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund’s investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities.  Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits.  Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks’ “prime rate,” or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities.  Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

Restricted Securities.  The High Yield Fund and the Core Bond Fund may each invest up to 10% of their total assets in restricted securities.  The Money Market Fund and the Institutional Money Market Fund may each invest up to 5% of their total assets in restricted securities.  Restricted securities cannot be sold to the public without registration under the Securities Act of 1933.  The absence of a trading market can make it difficult to ascertain a market value of illiquid investments.  Disposing of illiquid investments may involve time-consuming negotiation and legal expenses.  Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering.  Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.  However, in general, the Funds anticipate holding restricted securities to maturity or selling them in an exempt transaction.

Asset-Backed Securities.  The Core Bond Fund may invest in certain asset-backed securities such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts or a pool of credit card loan receivables.

Municipal Securities.  The Money Market Fund, Institutional Money Market Fund and the Core Bond Fund may invest in taxable and tax-exempt municipal securities.  Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.  Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes.  Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.  General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility.  The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Guaranteed Investment Contracts.  The Money Market Fund and the Institutional Money Market Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively “GICs”).  A GIC is a general obligation of the issuing insurance company and not a separate account.  Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company’s general account.  The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  GIC investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Private Placement Investments.  The Money Market Fund, the High Yield Fund, the Core Bond Fund and the Institutional Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.  Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.  The Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid.  The Funds intend therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.  In addition, because Section 4(2) commercial paper is liquid, the Funds do not intend to subject such paper to the limitation applicable to restricted securities.

The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission (“SEC”) set forth in the adopting release for Rule 144A under the Securities Act of 1933 (“Rule 144A”).  Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees.  The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.  The Trustees have delegated to the Sub-Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees.  The Trustees will monitor and periodically review the Sub-Advisor’s selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

Loan Participations.  The Core Bond Fund may invest, subject to an overall 33% limit on loans, in loan participations, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes.  The underlying loans may be secured or unsecured, and will vary in term and legal structure.  When purchasing such instruments, the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower.  Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral.  Loan participations are generally not rated by major rating agencies and may not be protected by securities laws.  Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund’s overall 15% limitation on illiquid securities.

Zero Coupon Bonds.  The Core Bond Fund is permitted to purchase zero coupon securities (“zero coupon bonds”).  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sale of portfolio securities.  In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Lower Rated and Unrated Securities.  The High Yield Fund and the Core Bond Fund may invest in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities.  Securities rated in the fourth highest category by S&P or Moody’s, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds,” offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Sub-Advisor’s research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective NAVs.   Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities.

Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of the security by the Fund, but the Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the security.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability of holders of such securities to dispose of them.

In considering investments for a Fund, the Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Sub-Advisor’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

Rating Agencies.  The ratings of the Funds’ fixed-income investments by NRSROs appears in the Appendix to this SAI.

INVESTMENT LIMITATIONS

Fundamental Limitations.  The Trust has adopted certain fundamental investment limitations that may not be changed for a Fund without the affirmative vote of a majority of that Fund’s outstanding shares.  In addition, the investment goal of the Money Market Fund is fundamental and may not be changed without the affirmative vote of a majority of the Fund’s outstanding shares.  The vote of a majority of the outstanding shares means the vote of the lesser of (1) 67% or more of the shares present or represented by proxy at the meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

THE FUNDAMENTAL LIMITATIONS FOR THE HIGH YIELD FUND, CORE BOND FUND AND MONEY MARKET FUND ARE:

1.                                       Borrowing Money.  The Funds may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

2.                                       Underwriting.  The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

3.                                   Loans.  The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, where the loans do not exceed 33 1/3% of a Fund’s assets, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

4.                                       Real Estate.  The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

5.                                       Commodities.  The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

6.                                       Concentration.  The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

7.                                       Senior Securities.  The Funds may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

8.                                       Diversification. For diversified funds only, the Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FUNDAMENTAL LIMITATIONS FOR THE INSTITUTIONAL MONEY MARKET FUND ARE:

1.                                       Borrowing Money.  The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets.  The Fund also will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

2.                                       Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

3.                                       Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.                                       Illiquid Investments.  The Fund will not hold more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5.                                       Real Estate.  The Fund will not purchase, hold or deal in real estate.

6.                                       Commodities.  The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.  This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

7.                                       Loans.  The Fund will not make loans to other persons, except (a) by loaning portfolio securities, where the loans do not exceed 33 1/3% of a Fund’s assets, or (b) by engaging in repurchase agreements.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of U.S. Government obligations.

8.                                       Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

9.                                       Short Sales and Options.  The Fund will not sell any securities short or sell put and call options.  This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

10.                                 Other Investment Companies.  The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

11.                                 Concentration.  The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

12.                                     Mineral Leases.  The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

13.                                 Senior Securities.  The Fund will not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

14.                                 Diversification. The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments and derivative transactions, with appropriate earmarking or segregation of assets to cover such obligation.

Nonfundamental Limitations.  The Trust, on behalf of each Fund, has adopted the following nonfundamental limitations as a matter of “operating policy.”  These limitations may be changed by the Board of Trustees without shareholder vote.

THE NONFUNDAMENTAL INVESTMENT LIMITATIONS OF THE HIGH YIELD FUND AND THE CORE BOND FUND ARE:

Each Fund (or the Trust, on behalf of each Fund) will not as a matter of “operating policy” (changeable by the Board of Trustees without a shareholder vote):

1.                                       High Yield Fund Only.  Borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

2.                                       Core Bond Fund Only.  Borrow money, except through reverse repurchase agreements and dollar rolls, and except that the Fund may borrow through means other than reverse repurchase agreements or dollar rolls for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings, excluding dollar rolls and reverse repurchase agreements, exceed 5%;

3.                                       Pledge, mortgage or hypothecate for any purpose in excess of 10% of a Fund’s total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, dollar rolls and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

4.                                       Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

5.                                       Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

6.                                       Invest for the purpose of exercising control or management;

7.                                       Hold more than 15% of a Fund’s net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund’s Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating organization and the Fund’s Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

8.                                       Invest more than 10% of a Fund’s total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund’s Board of Trustees);

9.                                       Purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

10.                                 Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of a Fund’s net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

11.                                 Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund’s aggregate investment in such classes of securities will exceed 5% of its total assets;

12.                                 Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of a Fund’s net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund’s obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, a Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

13.                                 Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of a Fund’s total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of a Fund’s total assets.

THE FOLLOWING NONFUNDAMENTAL INVESTMENT LIMITATIONS OF THE MONEY MARKET FUND ARE:

1.                                       Illiquid Investments.  The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such securities.

2.                                       Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

3.                                       Short Sales.  The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

THE FOLLOWING 80% NONFUNDAMENTAL INVESTMENT LIMITATIONS ARE:

1.                                       80% Investment Policy (High Yield Fund).  Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in non-investment grade debt securities.

2.                                       80% Investment Policy (Core Bond Fund).  Under normal circumstances at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in bonds.  Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities.

Shareholders will be provided with at least 60 days’ prior notice of any change in a Fund’s nonfundamental 80% investment policy.  The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: “Important Notice Regarding Change in Investment Policy.”  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

With respect to the percentages adopted by the Trust as maximum limitations on a Fund’s investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy.  The statement of intention in this paragraph reflects a nonfundamental policy that may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held.  All funds managed by the Advisor are part of the “Touchstone Fund Complex.”  The Touchstone Fund Complex consists of the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.  The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as “Independent Trustees.”

Interested Trustees(1):

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(3)	Other Directorships Held During Past 5 years(4)
Jill T. McGruder Touchstone Advisors, Inc 303 Broadway Cincinnati, OH Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company).	43

Director of LaRosa’s (a restaurant chain),

Capital Analysts Incorporated (an investment advisor and broker-dealer),

IFS Financial Services, Inc. (a holding company),, Integrity and National Integrity Life Insurance Co., Touchstone Securities (the Trust’s distributor), Touchstone Advisors (the Trust’s investment advisor and administrator) and W&S Financial Group Distributors (a distribution company.

Independent Trustees:

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(3)	Other Directorships Held During Past 5 Years(4)
Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	43

Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994 – 2008.

H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	Principal of HJL Enterprises (a privately held investment company).	43	None

Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2003 -2009.	43	None

John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2002	CEO, Chairman and Director of Avaton, Inc. (a wireless entertainment company) until 2006. President of Cincinnati Biomedical (a life science and economic development company) from 2003 - 2007. Chairman of Integrated Media Technologies (a media company)	43	None

Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2009	Trustee of Episcopal Retirement Homes Foundation	43	Trustee of Gateway Trust (a mutual fund) from 2006 - 2008, Trustee of Cincinnati Parks Foundation (a charitable organization).

(1)          Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2)          Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3)          The Touchstone Fund Complex consists of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Strategic Trust, 11 variable annuity series of Touchstone Variable Series Trust, 20 series of Touchstone Funds Group Trust and 1 series of Touchstone Institutional Funds Trust.

(4)          Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

Principal Officers:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	President and Trustee	Until resignation, removal or disqualification President since 2004; President from 2000-2002	See biography above.

Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009

President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007 – 2008; Executive Vice President of Pioneer Investment Management, Chief Marketing Officer 2002 – 2007.

Brian E. Hirsch Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1956	Vice President	Until resignation, removal or disqualification Vice President and Chief Compliance Officer since 2003	Senior Vice President of Compliance and Fund Administration of IFS Financial Services, Inc (a holding company)

Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller since 2000 Treasurer since 2003	Chief Financial Officer of IFS Financial Services, Inc. (a holding company)

Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.; Director of Product Design of Klein Decisions, Inc. 2003 – 2010.

Joseph Melcher Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1973	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2010	Vice President of Compliance of IFS Financial Services (a holding company); Assistant Vice President of Compliance of IFS Financial Services 2005 – 2010.

Jay S. Fitton JPMorgan 303 Broadway Cincinnati, OH Year of Birth: 1970	Secretary	Until resignation, removal or disqualification Secretary since 2006. Assistant Secretary from 2002 - 2006	Assistant Vice President and Senior Counsel at JPMorgan Chase Bank, N.A.

(1)          Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

Additional Information About the Trustees

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Sub-Advisors, other service providers, counsel and independent auditors; and to exercise effective business judgment in the performance of their duties, support this conclusion.  The Board has also considered the contributions that each Trustee can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Ms. McGruder, experience as a chief executive officer of a financial services company and director of various other businesses, as well as executive and leadership roles within the Adviser; Mr. Cox, experience as a chief executive officer of a financial services company and director of companies from varied industries; Mr. Lerner, owner of a management consulting services company and executive experience at various businesses; Mr. Siekmann, accounting experience as a partner at a major accounting firm, director experience at another mutual fund complex, executive experience at various businesses and a leadership role at a charitable organization; Mr. Zanotti, executive and board experience at companies from various industries; and Ms. Hickenlooper, executive and board experience at various businesses, foundations and charitable organizations.  In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Board Structure

The Board of Trustees is composed of five Independent Trustees and one Interested Trustee, Jill T. McGruder, who is Chairperson of the Board of Trustees. The full Board has appointed Phillip R. Cox to serve as the Lead Independent Trustee. Ms. McGruder oversees the day-to-day business affairs of the Trust and communicates with Mr. Cox regularly on various Trust issues, as appropriate. Mr. Cox, among other things, chairs meetings of the Independent Trustees, serves as a spokesperson for the Independent Trustees and serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of Lead Independent Trustee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel.

The Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board has established a committee structure that includes an Audit Committee and a Governance Committee (discussed in more detail below). The Board conducts much of its work through these Committees.  Each Committee is comprised entirely of Independent Trustees, which ensures that the Funds have effective and independent governance and oversight.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Interested Chairperson and a Lead Independent Trustee, is appropriate and in the best interests of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees and the full Board in a manner that enhances effective oversight.  The Board believes that having an Interested Chairperson is appropriate and in the best interests of the Trust given:  (1) the extensive oversight provided by the Trust’s Advisor over the affiliated and unaffiliated Sub-Advisors that conduct the day-to-day management of the Funds of the Trust, (2) the extent to which the work of the Board is conducted through the standing Committees, (3) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of the Interested Chairperson and (4) the Interested Chairperson’s additional roles as a director of the Advisor and the Distributor and senior executive of IFS Financial Services, Inc., the Advisor’s parent company, and of other affiliates of the Advisor, which enhance the Board’s understanding of the operations of the Advisor and the role of the Trust and the Advisor within Western & Southern Financial Group, Inc.  The Board also believes that that the role of the Lead Independent Trustee within the leadership structure is integral to promoting independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests.  In addition, the Board believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from the Trust’s management.

Board Oversight of Risk

Consistent with its responsibilities for oversight of the Trust and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established.  Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds.  The Board has adopted, and periodically reviews, policies and procedures designed to address these risks.  Under the overall supervision of the Board, the Advisor, Sub-Advisors, and other key service providers to the Funds, including the administrator, the distributor, the transfer agent, the custodian, and the independent auditors, have also implemented a variety of processes, procedures and controls to address these risks.  Different processes, procedures and controls are employed with respect to different types of risks.  These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the Chief Compliance Officer (“CCO”), to report to the Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee receive regular reports from the Trust’s independent auditors on internal control and financial reporting matters.  On at least a quarterly basis, the Board meets with the Trust’s CCO, including meetings in executive sessions, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program.  In addition, the Board also receives reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of those investments.  The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Sub-Advisors to the Funds.

Trustee Ownership in the Touchstone Fund Complex

The following table reflects the Trustees’ beneficial ownership in the Funds and the Touchstone Fund Complex as of December 31, 2010:

	Dollar Range of Securities in Core Bond Fund	Dollar Range of Securities in High Yield Fund	Dollar Range of Securities in Money Market Fund
Phillip R. Cox	None	None	None
H. Jerome Lerner	None	None	$10,001 - $50,000
Jill T. McGruder	Over $100,000	$1 - $10,000	None
Donald C. Siekmann	None	None	None
Susan J. Hickenlooper	None	None	None
John P. Zanotti	$1 - $10,000	$1 - $10,000	$1 - $10,000

	Dollar Range of Securities in Institutional Money Market Fund	Aggregate Dollar Range of Securities in the Touchstone Fund Complex(1)
Phillip R. Cox	None	None
H. Jerome Lerner	$1 - $10,000	Over $100,000
Jill T. McGruder	None	Over $100,000
Donald C. Siekmann	None	Over $100,000
Susan J. Hickenlooper	None	$50,001 - $100,000
John P. Zanotti	None	$50,001 - $100,000

(1)          As of December 31, 2010, the Touchstone Fund Complex consisted of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Strategic Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 1 series of Touchstone Institutional Funds Trust.

Trustee Compensation

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended September 30, 2010.

Name	Compensation from the Trust(1)	Aggregate Compensation from the Touchstone Fund Complex(2)
Philip R. Cox	$13,583	$81,500
H. Jerome Lerner	$11,583	$69,500
Jill T. McGruder	$0	$0
Donald C. Siekmann	$12,917	$77,500
Susan J. Hickenlooper	$11,583	$69,500
John P. Zanotti	$12,583	$75,500

(1)          The Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows them to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000.  The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Fund Complex during the fiscal year ended September 30, 2010 is $0.

(2)          As of September 30, 2010, the Touchstone Fund Complex consisted of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Strategic Trust, 11 variable annuity series of Touchstone Variable Series Trust,19 series of Touchstone Funds Group Trust and 1 series of Touchstone Institutional Funds Trust.

Each Independent Trustee receives a quarterly retainer of $9,500 and a fee of $4,500 for each Board meeting attended in person and $1,500 for attendance by telephone.  Each Committee member receives a fee of $2,250 for each committee meeting attended in person and $1,500 for attendance by telephone.  The lead Trustee receives an additional $3,000 quarterly retainer.  The Committee Chairmen receive an additional $1,500 - $2,000 quarterly retainer, depending on the committee.  All fees are split equally among the Touchstone Fund Complex.

Standing Committees of the Board

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust’s Declaration of Trust.  The Board has established the following committees to assist in its oversight functions.  Each Committee is composed entirely of Independent Trustees.

Audit Committee.  Messrs. Siekmann and Lerner are members of the Audit Committee.  The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies, practices and internal controls.  During the fiscal year ended September 30, 2010, the Audit Committee held four meetings.

Governance Committee.  Messrs. Cox and Zanotti and Ms. Hickenlooper are members of the Governance Committee.  The Governance Committee is responsible for overseeing the Trust’s compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues.  During the fiscal year ended September 30, 2010, the Governance Committee held four meetings.

In addition, the Governance Committee is responsible for recommending candidates to serve on the

Board.  The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

THE INVESTMENT ADVISOR AND SUB-ADVISOR

The Investment Advisor.  Touchstone Advisors, Inc. (the “Advisor”) is the Funds’ investment manager and administrator.  The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company.  The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company.  Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor.  Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Investment Advisory Agreement.  Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Funds’ Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced, subject to the supervision of, and policies established by, the Board of Trustees of the Trust.  The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services.  For its services, the Advisor is entitled to receive an investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund, as set forth below.  The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.

Money Market Fund	0.50% of average daily net assets up to $50 million;
0.45% of assets from $50 million to $150 million;
0.40% of assets from $150 million to $250 million;
0.375% of assets over $250 million

Core Bond Fund	0.50% of average daily net assets up to $100 million;
0.45% of assets from $100 million to $200 million;
0.40% of assets from $200 million to $300 million;
0.35% of assets over $300 million

Institutional Money Market Fund	0.20% of average daily net assets

High Yield Fund	0.60% of average daily net assets up to $50 million;
0.50% of assets from $50 million to $300 million;
0.45% of assets over $300 million

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses of outside pricing services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of the custodian, transfer agent and administrative agent appointed by the Trust with respect to the Funds; (iv) brokers’ commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices,  proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of the Independent Trustees of the Trust; (x) compliance fees and expenses; and (xi) interest on borrowed money, if any.  The Advisor pays the compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor.

By its terms, the Funds’ investment advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  The Funds’ investment advisory agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund’s outstanding voting securities, or by the Advisor.  The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.  Each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

Expense Limitation Agreement.  Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to limit the Funds’ annual fund operating expenses as follows:

Core Bond Fund	0.90% for Class A shares
1.65% for Class C shares
0.58% for Class Y shares
0.50% for Institutional shares

High Yield Fund	1.05% for Class A shares
1.80% for Class C shares
0.80% for Class Y shares

Institutional Money Market Fund	0.20%

Money Market Fund	0.85% for Class A shares
0.90% for Class S shares

For each Fund, except Class Y and Institutional shares of the Core Bond Fund, these fee waivers and expense limitations will remain in effect until at least January 27, 2012.  The fee waivers and expense limitations for Class Y and Institutional shares of the Core Bond Fund will remain in effect for two years from the commencement of operations of the Core Bond Fund’s Class Y shares and Institutional shares.

Advisory Fees and Fee Waivers.  The advisory fees incurred by the Funds during the fiscal years ended September 30, 2010, 2009 and 2008 are stated below.  The footnotes show the amount of contractual fees waived and/or expenses reimbursed by the Advisor.

	2010	2009	2008
Core Bond Fund(1)	$230,663	$218,233	$293,965
High Yield Fund(2)	$584,029	$286,059	$513,732
Institutional Money Market Fund(3)	$715,899	$847,170	$682,108
Money Market Fund(4)	$1,124,369	$1,364,496	$985,980

(1)          Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $181,430, $143,135 and $204,758 for the fiscal years ended September 30, 2010, 2009 and 2008, respectively, in order to reduce the operating expenses of the Fund.

(2)          Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $174,788, $170,966 and $208,099 for the fiscal years ended September 30, 2010, 2009 and 2008, respectively, in order to reduce the operating expenses of the Fund.

(3)          Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $789,822, $903,998 and $755,851 for the fiscal years ended September 30, 2010, 2009 and 2008, respectively, in order to reduce the operating expenses of the Fund.

(4)          Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $1,815,889, $830,485 and $698,737 for the fiscal years ended September 30, 2010, 2009 and 2008, respectively, in order to reduce the operating expenses of the Fund.

Administration Agreement.  The Advisor provides administrative services to the Trust under an Administration Agreement.  The Advisor supervises the performance of the service providers, provides performance and compliance reports, supervises the disbursement of expenses and assists with the development of new series.  The Administration Agreement provides that the Funds will pay an administrative fee to the Advisor of 0.20% of aggregate net assets up to $6 billion; 0.16% of the next $4 billion of aggregate net assets and 0.12% on assets in excess of $10 billion.  Aggregate net assets include the average daily net assets of all series of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust and Touchstone Investment Trust (except the Institutional Money Market Fund).  The Institutional Money Market Fund pays an administrative fee to the Advisor of 0.20% of its average daily net assets up to $100 million and 0.16% on assets in excess of $100 million.  The Advisor has sub-contracted certain administrative and accounting services to JPMorgan and pays JPMorgan a sub-administrative fee out of its administrative fee.  (See “Transfer and Sub-Administrative Agent” in this SAI).

Set forth below are the administrative service fees paid by the Funds to the Advisor during the fiscal years stated:

Administrative Service Fees

	2010	2009	2008
Core Bond Fund	$92,266	$87,294	$117,587
High Yield Fund	$213,614	$96,200	$171,245
Institutional Money Market Fund	$612,720	$717,709	$585,715
Money Market Fund	$513,644	$641,128	$442,963

The Sub-Advisor.  The Advisor has retained Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”) to serve as the discretionary portfolio manager of each Fund.  The Sub-Advisor is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.  The Western and

Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company.  Ms. McGruder may be deemed to be an affiliate of the Sub-Advisor because of her positions with affiliates of the Sub-Advisor.

Sub-Advisory Agreements.  The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor.  The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate.

The Advisor paid to the Sub-Advisor the following amounts for each Fund during the fiscal years ended September 30, 2010, 2009 and 2008:

	2010	2009	2008
Core Bond Fund	$138,487	$130,874	$176,307
High Yield Fund	$371,034	$190,036	$336,620
Institutional Money Market Fund	$178,988	$211,766	$170,499
Money Market Fund	$274,988	$389,977	$301,997

The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.  The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  Each sub-advisory agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund’s outstanding voting securities, by the Advisor, or by the Sub-Advisor.  Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

PORTFOLIO MANAGERS

The following charts list the Funds’ portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and their beneficial ownership in their managed Fund(s) at the end of the September 30, 2010 fiscal year.  Listed below the charts is (i) a description of the portfolio managers’ compensation structure as of September 30, 2010, and (ii) a description of any material conflicts that may arise in connection with the portfolio manager’s management of the Fund’s investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager as of September 30, 2010.  As of September 30, 2010, no portfolio manager managed an account where the advisory fee is based on the performance of the account.

High Yield Fund — Fort Washington Investment Advisors, Inc.

Other Accounts Managed

Portfolio Manager	Type of Account	Number of Accounts	Total Assets In Accounts	Beneficial Ownership in Fund
Brendan White	Registered Investment Companies	2	$92.0 million	$10,001 - $50,000
	Other Pooled Investment Vehicles	5	$343.3 million
	Other Accounts	13	$3.1 billion

Compensation Structure.  Mr. White receives a fixed base salary and a performance bonus.  Mr. White’s bonus is based on the overall performance of the Sub-Advisor.  Mr. White is granted long-term deferred compensation that is vested and is tied to the pre-tax performance of his portfolio measured against the performance of the BoA Merrill Lynch High Yield Master Index.  The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the Sub-Advisor’s President and approved by its Board of Directors.

Conflicts of Interest.  Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds).  This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts.

Core Bond Fund — Fort Washington Investment Advisors, Inc.

Other Accounts Managed

Portfolio Manager	Type of Account	Number of Accounts	Total Assets In Accounts	Beneficial Ownership in Fund
Timothy Policinski	Registered Investment Companies	1	$41.1 million	$1 - $10,000
	Other Pooled Investment Vehicles	1	$251.8 million
	Other Accounts	47	$1.3 billion
Daniel Carter	Registered Investment Companies	1	$41.1 million	$1 - $10,000
	Other Pooled Investment Vehicles	1	$251.8 million
	Other Accounts	47	$1.3 billion

Compensation Structure.   Mr. Policinski and Mr. Carter receive a fixed base salary and performance bonuses.  Mr. Policinski’s bonus is based on the overall performance of the Sub-Advisor.  Mr. Carter’s bonus is based on the one and three-year pre-tax performance of his managed asset category as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index.  Each portfolio manager is granted long-term deferred compensation that is vested and is tied to the pre-tax performance of his portfolio measured against the performance of the Barclays Capital U.S. Aggregate Bond Index.  The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the Sub-Advisor’s President and approved by its Board of Directors.

Conflicts of Interest.  See High Yield Fund above.

Money Market Fund — Fort Washington Investment Advisors, Inc.

Other Accounts Managed

Portfolio Manager	Type of Account	Number of Accounts	Total Assets In Accounts	Beneficial Ownership in Fund
John Goetz	Registered Investment Companies	6	$696.3 million	$0
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	14	$907.2 million
Jay Devine	Registered Investment Companies	4	$637.7 million	$1 - $10,000
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	11	$899.9 million

Institutional Money Market Fund — Fort Washington Investment Advisors, Inc.

Other Accounts Managed

Portfolio Manager	Type of Account	Number of Accounts	Total Assets In Accounts	Beneficial Ownership in Fund
John Goetz	Registered Investment Companies	6	$652.3 million	$0
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	14	$907.2 million
Jay Devine	Registered Investment Companies	4	$593.8 million	$0
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	11	$899.9 million

Compensation Structure.   Mr. Goetz and Mr. Devine receive a fixed base salary and performance bonuses.  Mr. Goetz’s bonus is based on the overall performance of the Sub-Advisor.  Mr. Devine’s bonus is based on the one and three-year pre-tax performance of his managed asset category as compared to the performance of the iMoneyNet category for the applicable Fund(s).  Each portfolio manager is granted long-term deferred compensation that is vested and is tied to the pre-tax performance of his portfolio measured against the appropriate iMoneyNet and Lipper category.  The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the Sub-Advisor’s President and approved by its Board of Directors.

Conflicts of Interest.  See High Yield Fund above.

PROXY VOTING PROCEDURES

The Funds have adopted the Sub-Advisor’s policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund’s shareholders and those of the Sub-Advisor or its affiliates.    Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ended June 30 is available on August 31st of that year without charge, upon request, by writing to the Trust at P.O. Box 5354, Cincinnati, OH 45201-5354 or by calling 1-800-543-0407.  Each Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov and on the Touchstone website at www.touchstoneinvestments.com.

The Sub-Advisor’s policy is to vote proxies in the best interests of the Funds at all times.  The Sub-Advisor has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Funds in accordance with its fiduciary duties and SEC rules governing investment advisers.  Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders.  Specifically, proxy votes generally will be cast in favor of proposals that:

•                  maintain or strengthen the shared interests of stockholders and management;

•                  increase shareholder value; and

•                  maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above.  Where the Sub-Advisor perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, it will generally vote against it.  The Sub-Advisor generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value.  In cases where shareholder proposals challenge such actions, the Sub-Advisor’s voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

The Sub-Advisor may delegate its responsibilities under its proxy voting procedures to a third party, provided that the Sub-Advisor retains final authority and fiduciary responsibility for proxy voting.  The Sub-Advisor has retained RiskMetrics to assist it in the proxy voting process and will use RiskMetrics’ proxy voting guidelines as a resource in its proxy voting.

The Sub-Advisor will review proxies to assess the extent, if any, to which there may be a material conflict between it and the interests of the Funds.  If the Sub-Advisor determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee.  The Proxy Voting

Committee is authorized to resolve any conflict in a manner that is in the collective best interests of its clients (excluding any clients that may have a potential conflict).  The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

•                  If the proposal is specifically addressed in the proxy voting procedures, the Sub-Advisor may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on the Sub-Advisor’s part;

•                  The Sub-Advisor may engage an independent third party to determine how the proxy should be voted;

•                  The Sub-Advisor may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

THE DISTRIBUTOR

Touchstone Securities, Inc. (the “Distributor”), and the Trust are parties to a distribution agreement (“Distribution Agreement”) with respect to the Funds.  The Distributor’s principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The Distributor is the principal underwriter of the Funds and is a registered broker-dealer, and an affiliate of the Advisor by reason of common ownership.  The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares.  Shares of each Fund are offered to the public on a continuous basis.

The Distributor currently allows concessions to dealers who sell shares of the Funds.  The Distributor retains that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund.  The Distributor retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended September 30, 2010 the aggregate commissions on sales of the Core Bond Fund’s shares were $67,984 of which the Distributor paid $28,303 to unaffiliated broker-dealers in the selling network, earned $31,909 as a broker-dealer in the selling network and retained $7,772 in underwriting commissions.   For the fiscal year ended September 30, 2010, the aggregate commissions on sales of the High Yield Fund’s shares were $250,985, of which the Distributor paid $186,035 to unaffiliated broker-dealers in the selling network, earned $20,526 as a broker-dealer in the selling network and retained $44,424 in underwriting commissions.

For the fiscal year ended September 30, 2009 the aggregate commissions on sales of the Core Bond Fund’s shares were $32,726 of which the Distributor paid $9,739 to unaffiliated broker-dealers in the selling network, earned $17,156 as a broker-dealer in the selling network and retained $5,831 in underwriting commissions.   For the fiscal year ended September 30, 2009, the aggregate commissions on sales of the High Yield Fund’s shares were $260,735, of which the Distributor paid $201,958 to unaffiliated broker-dealers in the selling network, earned $14,052 as a broker-dealer in the selling network and retained $44,725 in underwriting commissions.

For the fiscal year ended September 30, 2008, the aggregate commissions on sales of the Core Bond Fund’s shares were $28,355 of which the Distributor paid $2,615 to unaffiliated broker-dealers in the selling network, earned $20,963 as a broker-dealer in the selling network and retained $4,777 in underwriting commissions.  For the fiscal year ended September 30, 2008, the aggregate commissions on sales of the High Yield Fund’s shares were $24,967 of which the Distributor paid $6,691 to unaffiliated broker-dealers in the selling network, earned $14,010 as a broker-dealer in the selling network and retained $4,266 in underwriting commissions.

The Distributor retains the contingent deferred sales charge on redemptions of shares of the Core Bond Fund and High Yield Fund that are subject to a contingent deferred sales charge.  For the fiscal years ended September 30, 2010, 2009 and 2008, the Distributor retained $899 $648 and $1,222, respectively, of contingent deferred sales charges on the redemption of Class C shares of the Core Bond Fund.  For the fiscal years ended September 30, 2010, 2009 and 2008, the Distributor retained $9,742, $7,854 and $27,117, respectively, of contingent deferred sales charges on the redemption of Class C shares of the High Yield Fund.

Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor. Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to the Distributor.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days’ written notice by either party or upon assignment by the Distributor.

The Distributor may from time to time pay from its own resources cash bonuses or other incentives to selected dealers or affiliates of the Distributor in connection with the sale of shares of the Fund.  On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Touchstone Funds during a specific period of time.  Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.  The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities.  The Advisor may also reimburse the Distributor for making these payments.

The Distributor, at its expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Touchstone Funds.  Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

The Distributor makes payments for entertainment events they deem appropriate, subject to its guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship. As of September 30, 2011, the Distributor anticipates that the following broker-dealers or their affiliates will receive additional payments as described in the fund’s prospectuses and statement of additional information:

Name of Broker-Dealer
American Enterprise Investment Services, Inc. (Ameriprise)
Capital Analysts, Inc.
Charles Schwab & Company, Inc.
Hewitt Associates, LLC
First Clearing, LLC
Janney Montgomery Scott LLC
LPL Financial Corporation
Merrill Lynch Pierce Fenner & Smith, Inc
Morgan Stanley DW, Inc.
Morgan Stanley Smith Barney LLC (formerly Citigroup)
Next Financial Group, Inc.
Pershing LLC
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Stifel Nicolaus & Co, Inc.
UBS Financial Services, Inc.
Vanguard Brokerage Services, Inc.
Wells Fargo Advisors, LLC

The Distributor is motivated to make the payments described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisers. To the extent financial advisers sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Advisor benefits from the incremental management and other fees paid to the Advisor by the Funds with respect to those assets.

Your financial adviser may charge you additional fees or commissions other than those disclosed in the SAI. You can ask your financial adviser about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial adviser at the time of purchase.

The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account.  See “Distribution Plans” below.

DISTRIBUTION PLANS

Class A Shares.  The Funds have adopted a plan of distribution (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, SAIs and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Distributor.  The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .35% of the average daily net assets of the Class A shares of the Money Market Fund, Core Bond Fund and the High Yield Fund.  The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .10% of the average daily net assets of the Institutional Money Market Fund.  The Class A shares of the Money Market Fund, Core Bond Fund and the High Yield Fund currently intend to limit the amount of distribution expenses to .25% per annum of the average daily net assets of such shares.  The Institutional Money Market Fund currently does not intend to charge any distribution fees.  Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended September 30, 2010, the Funds incurred the following distribution-related expenditures under the Class A Plan.  All distribution expenses incurred under the Class A Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

High Yield Fund - $195,327	Money Market Fund - $215,596
Core Bond Fund - $96,748

Class C Shares (Core Bond Fund and High Yield Fund).  The Core Bond Fund and High Yield Fund have also adopted a plan of distribution (the “Class C Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class C shares.  The Class C Plan provides for two categories of payments.  First, the Class C Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers.  In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of its Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of Class C shares.

Unreimbursed expenditures will not be carried over from year to year.  The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

During the fiscal year ended September 30, 2010, Class C shares of the High Yield Fund and Core Bond Fund incurred distribution-related expenses of $211,941 and $74,333, respectively. All distribution expenses incurred under the Class C Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

Class S Shares (Money Market Fund).  The Money Market Fund has adopted a plan of distribution (the “Class S Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class S shares. The Class S Plan provides for two categories of payments. First, the Class S Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Fund’s Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers.  In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares.  Unreimbursed expenditures will not be carried over from year to year.  The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class S shares owned by their clients, in addition to the .25% account maintenance fee described above.  The Fund currently intends to limit the amount of distribution expenses to .35% per annum of the average daily net assets of Class S shares.

During the fiscal year ended September 30, 2010, Class S shares of the Money Market Fund incurred distribution-related expenditures of $775,637.  All distribution expenses incurred under the Class S Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

General Information — Agreements implementing the Plans (the “Implementation Agreements”), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Funds’ shares, are in writing and have been approved by the Board of Trustees.  All payments made pursuant to the Plans are made in accordance with written agreements.  Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust’s Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance.  A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund.  In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Distributor after the termination date.  Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days’ written notice to any other party to the Implementation Agreement.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  All material amendments to the Plans must be approved by a vote of the Trust’s Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  The Board of Trustees believes that expenditure of the Funds’ assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies.  The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans.  There can be no assurance that the benefits anticipated from the expenditure of the Funds’ assets for distribution will be realized.  While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review.  Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund.  In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

Jill T. McGruder, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS

Decisions to buy and sell securities for the Funds and the placing of the Funds’ securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Trust’s Board of Trustees.  In the purchase and sale of portfolio securities, the Sub-Advisor’s primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere.  Such dealers usually act as principals for their own account.  On occasion, portfolio securities for the Funds may be purchased directly from the issuer.  Because portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads.  No brokerage commissions were paid by the Funds during the last three fiscal years, except the Core Bond Fund paid $0, $0 and $375 in brokerage commissions during the fiscal years ended September 30, 2010, 2009 and 2008, respectively.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers’ financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities.  Although this information is useful to the Funds or the Sub-Advisor, it is not possible to place a dollar value on it.  Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions.  However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis.  No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders.  Over- the-counter transactions will be placed either directly with principal market makers or with broker-dealers.  Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms.  Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.  The High Yield Fund and the Core Bond Fund may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc.

In certain instances, there may be securities that are suitable for a Fund as well as for the Sub-Advisor’s other clients.  Investments decisions for a Fund and for the Sub-Advisor’s other clients are made with a view to achieving their respective investment objectives.  It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security.  Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client.  When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each.  It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned.  However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

Based on the portfolio holdings of each of the Funds on September 30, 2010, the Funds acquired securities of the Trust’s regular broker-dealers as follows:

Fund	Broker-Dealer		Security	Market Value as of 9-30-10
Institutional Money Market Fund	JPMorgan		Bond	$809,187
Institutional Money Market Fund	Credit Suisse		Bond	$1,529,545
Institutional Money Market Fund	Deutsche Bank		Bond	$1,924,521
Money Market Fund	Bear Stearns		Bond	$135,337
Money Market Fund	Credit Suisse		Bond	$1,223,636
Money Market Fund	Deutsche Bank		Bond	$450,591
Money Market Fund	JPMorgan		Bond	$1,044,808
Money Market Fund	Wells Fargo & Co	.	Bond	$125,337
Core Bond Fund	Credit Suisse		Bond	$280,847
Core Bond Fund	Morgan Stanley		Bond	$247,477
Core Bond Fund	Goldman Sachs		Bond	$285,541
Core Bond Fund	Bear Stearns		Mortgage-Backed Security	$2,170,576
Core Bond Fund	Credit Suisse		Mortgage-Backed Security	$1,659,939
Core Bond Fund	Deutsche Bank		Mortgage-Backed Security	$1,120,851
Core Bond Fund	Goldman Sachs		Mortgage-Backed Security	$435,525
Core Bond Fund	Lehman Brothers/UBS		Mortgage-Backed Security	$498,186
Core Bond Fund	Merrill Lynch		Mortgage-Backed Security	$167,075
Core Bond Fund	Morgan Stanley		Mortgage-Backed Security	$1,258,886
Core Bond Fund	JPMorgan		Mortgage-Backed Security	$643,665
Core Bond Fund	Wachovia		Mortgage-Backed Security	$692,532

CODE OF ETHICS

The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund.  The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and the Distributor is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER

The Sub-Advisor intends to hold the portfolio securities of the Institutional Money Market Fund and Money Market Fund to maturity and to limit portfolio turnover to the extent possible.  Nevertheless, changes in a Fund’s portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The High Yield Fund does not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold.  Securities will be purchased and sold in response to the Sub-Advisor’s evaluation of an issuer’s ability to meet its debt obligations in the future.  A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.   The Core Bond Fund may engage in active trading to achieve its investment goals.  As a result, the Core Bond Fund may have substantial portfolio turnover.  The portfolio turnover rate for the Core Bond Fund for the fiscal year ended September 30, 2010 increased substantially from the previous fiscal year due to the current economic climate with regards to the bond market.

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.  High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes.  A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one year period.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds’ portfolio holdings to any person requesting this information. These policies and procedures are monitored by the Board of Trustees through periodic reporting by the Funds’ Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by a Fund, the Advisor, any Sub-Advisor, or any other party in connection with the disclosure of information about portfolio securities.

The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1) A request made by a Sub-Advisor for a Fund (or that portion of a Fund) that it manages;

2) A request by executive officers of the Advisor for routine oversight and management purposes;

3) For use in preparing and distributing routine shareholder reports, including disclosure to the Funds’ independent registered public accounting firm, typesetter and printer. Routine shareholder reports are filed as of the end of each calendar quarter with the SEC within 60 days after the quarter end and routine shareholder reports are distributed to shareholders within 60 days after the applicable six-month semi-annual period. The Funds provide their full holdings to their independent registered public accounting firm annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter at least 30 days after the end of the calendar quarter. The Funds provide their full holdings to their printer at least 45 days after the applicable six-month semi-annual period.

4) A request by service providers to fulfill their contractual duties relating to the Fund, subject to approval by the Chief Compliance Officer.

5) A request by a newly hired sub-advisor or sub-advisor candidate prior to the commencement of its duties to facilitate its transition as a new sub-advisor, subject to the conditions set forth in Item 8.

6) A request by a potential merger candidate for the purpose of conducting due diligence, subject to the conditions set forth in Item 8.

7) A request by a rating or ranking agency, subject to the conditions set forth in Item 8.

Other portfolio holdings disclosure policies of the Funds include:

•The Funds provide their top ten holdings on their publicly available website and to market data agencies monthly, as of the end of a calendar month, at least seven business days after month end.

•The Core Bond Fund and the High Yield Fund provide their full holdings on their publicly available website, and to market data agencies, their typesetter and printer, quarterly, as of the end of a calendar quarter, at least fifteen days after quarter end.

•The Money Market Funds are required to post on its publicly available website for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month.  The Money Market Funds also file, on a monthly basis, more detailed portfolio holdings information with the SEC on Form N-MFP.  The Money Market Funds may also provide their full holdings to market data agencies, their typesetter and printer prior to public availability.

You may access the public website at www.TouchstoneInvestments.com.

8)            The Chief Compliance Officer may authorize disclosing non-public portfolio holdings to third parties more frequently or at different periods than as described above prior to when such information is made public, provided that certain conditions are met.  The third-party must (i) specifically request in writing the more current non-public portfolio holdings, providing a reasonable basis for the request; (ii) execute an agreement to keep such information confidential, to only use the information for the authorized purpose, and not to use the information for their personal benefit; (iii) agree not to trade on such information, either directly or indirectly; and (iv) unless specifically approved by the Chief Compliance Officer in writing for good reason, the non-public portfolio holdings are subject to a ten day time delay before dissemination.  Any non-public portfolio holdings that are disclosed will not include any material information about a Fund’s trading strategies or pending portfolio transactions.

As of September 30, 2011, one or more Touchstone Funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

CMS Bondedge	Morningstar, Inc.
FactSet Research Systems

Employees of the Advisor and the Funds’ Sub-Advisor that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds’ assets and the Funds’ accounting services agent, each of whose agreements contains a confidentiality provision (which includes a duty not to trade on non-public information), have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

The share price, (also called “NAV”) and the public offering price (NAV plus the applicable sales charge) of the Funds’ shares are normally determined as of 4:00 p.m. eastern time, each day the Trust is open for business.  The Trust is open when the New York Stock Exchange is open for trading.  The Money Market Funds may also be closed on any day Federal Reserve Banks and Branches are closed.  The Trust may also be open for business on other days when there is sufficient trading in a Fund’s portfolio securities that its NAV might be materially affected.  For a description of the methods used to determine the share price and the public offering price, see “Pricing of Fund Shares” in the Prospectuses.

Money Market Funds.  Pursuant to Rule 2a-7 of the 1940 Act, the Institutional Money Market Fund and Money Market Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the Institutional

Money Market Fund or Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio.  The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Institutional Money Market Fund and Money Market Fund.

Pursuant to Rule 2a-7, the Institutional Money Market Fund and Money Market Fund each maintain a dollar-weighted average portfolio maturity of 60 days or less, purchase only securities having remaining maturities of 397 days or less and invest only in United States dollar-denominated securities determined to be of high quality and to present minimal credit risks.  If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible unless the Trustees promptly find that disposal of the security would not be in the best interests of a Fund and its shareholders (taking into account, among other factors, market conditions that could affect the orderly disposition of the security).

The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Institutional Money Market Fund and Money Market Fund as computed for the purpose of sales and redemptions at $1 per share.  The procedures include a review by the Board of Trustees to determine whether a Fund’s NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders.  In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations.  The Board may also elect to suspend redemptions if (i) the Trustees, including a majority of the independent Trustees, determine the deviation between amortized cost/share and market-based NAV may result in a material dilution or other unfair results; (ii) the Trustees, including a majority of the independent Trustees, irrevocably approved the liquidation of the Fund; and (iii) the Fund, prior to suspending redemptions, notifies the SEC of the decision to liquidate and suspend redemptions.  The Board has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Institutional Money Market Fund or Money Market Fund would receive if it sold the instrument.  During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income.  The converse would apply in a period of rising interest rates.

Core Bond Fund and High Yield Fund.  Portfolio securities held by the Core Bond Fund or High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.  Securities (and other assets) for which market quotations are not readily available or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.  The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading.  The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS

CORE BOND FUND AND HIGH YIELD FUND

The Core Bond Fund offers four classes of shares: Class A, Class C , Class Y and Institutional shares.  The High Yield Fund offers three classes of shares: Class A, Class C and Class Y shares.  Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, distribution expenses and minimum initial investment amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services.  If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive.   Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment.  As an alternative, Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in a Fund.  Any investment return on these investments may be partially or wholly offset by the higher annual expenses.  However, because a Fund’s future returns cannot be predicted, there can be no assurance that this would be the case.  If you purchased your Class Y shares through an asset allocation program offered by your financial advisor, you must pay your financial advisor an annual fee and meet the financial advisor’s minimum investment requirements in order to participate in the asset allocation program offered by your financial advisor.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class.  The Distributor works with many financial advisors throughout the country that may provide assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success.  The Distributor believes that these value-added services can benefit you through market cycles.

Set forth below is a chart comparing the sales charges, 12b-1 fees and conversion features for each class of shares of the Core Bond Fund and High Yield Fund:

CLASS	SALES CHARGE	12b-1 FEE	CONVERSION FEATURE
A	Maximum 4.75% initial sales charge reduced for purchases of $50,000 and over; purchases of $1 million or more sold without an initial sales charge may be subject to a 1.00% CDSC if redeemed during the 1st year and a commission was paid to an unaffiliated dealer	0.35%	None

C	1.00% CDSC during 1st year	1.00%	None

Y	None	None	None

Institutional	None	None	None

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A, Class Y or Institutional shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES.  Class A shares of the Core Bond Fund and the High Yield Fund are sold at NAV plus an initial sales charge as shown in the table below.  In some cases, the initial sales charges for purchases of Class A shares may be waived or reduced, as described in the Prospectus.  Class A shares are also subject to an annual 12b-1 distribution fee of up to 0.35% of a Fund’s average daily net assets allocable to Class A shares, but the current 12b-1 fees are limited to 0.25% of average daily net assets.

	Percentage	Which	Dealer
	of Offering	Equals this	Reallowance
	Price Deducted	Percentage	as Percentage
	for Sales	of Your Net	of Offering
Amount of Investment	Charge	Investment	Price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.95%	3.04%	2.25%
$500,000 but less than $1,000,000	2.25%	2.30%	1.75%
$1,000,000 or more	None	None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from the Distributor according to the following schedule:

Amount of Investment	Dealer Fee
$1 million but less than $3 million	1.00%
$3 million but less than $5 million	0.75%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%

The Distributor does not have an annual reset for these fees.  In determining a dealer’s eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds.  If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a CDSC of 1.00% will be charged on the redemption.  Dealers should contact the Distributor for more information on the calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Touchstone funds will not qualify for payment of the dealer’s commission unless the exchange is from a Touchstone fund with assets as to which a dealer’s commission or similar payment has not been previously paid.  No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months.  Redemptions of Class A shares may result in the imposition of a CDSC if the dealer’s commission described in this paragraph was paid in connection with the purchase of such shares.  See “CDSC for Certain Redemptions of Class A Shares” below.

CLASS C SHARES.   Class C shares of the Core Bond Fund and the High Yield Fund are sold at NAV, without an initial sales charge, and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase.  The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed.  A CDSC will not be imposed upon redemptions of Class C shares held for at least one year.  Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares.  The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

CLASS Y SHARES.   Class Y shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC.  Class Y shares are offered through certain broker-dealers or financial institutions that have distribution agreements with the Distributor.  These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution.

INSTITUTIONAL SHARES.   Institutional shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC, but are subject to higher initial investment requirements than other classes of shares of a Fund.  Institutional shares are offered through certain broker-dealers or financial institutions that have distribution agreements with the Distributor.  These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution.  Institutional shares may also be purchased directly through the Distributor.

Class A and Class C shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares and/or Class C shares for Class Y shares of the same fund, if offered in their state and such an exchange can be accommodated by their financial institution. Class Y shares may be available through financial institutions that have appropriate selling agreements with Touchstone, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.  No front end sales charges will apply to any such exchange, however, if the C share assets have been held less than 12 months and a 1% commission was paid to the broker at the time of purchase, a 1% CDSC will be assessed on the exchange transaction, which may be processed as a liquidation and a purchase. For federal income tax purposes, asset transfers between share classes of the same fund (even if processed as a liquidation and a purchase) are not expected to result in the realization by the investor of a capital gain or loss.  There can be no assurance of any particular tax treatment, however, and you should consult with your tax advisor before entering into a share class exchange.

ADDITIONAL INFORMATION ON THE CDSC.  The CDSC is waived under the following circumstances:

•                  Any partial or complete redemption (as defined in the Internal Revenue Code) following death or disability of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named.  The Distributor may require documentation prior to waiver of the CDSC, including death certificates, physicians’ certificates, etc.

•                  Redemptions from a systematic withdrawal plan.  If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawals are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request.  If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your account value (computed on an annualized basis) at the time of withdrawal.

•                  Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code.  The CDSC will be waived for benefit payments made by the Distributor directly to plan participants.  Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders.  The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

•                  Redemptions that are mandatory withdrawals from an IRA account after age 70½.

CDSC for Certain Redemptions of Class A Shares.  A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer’s commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase.  The CDSC will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption.  If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase.  Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

General.  All sales charges imposed on redemptions are paid to the Distributor.  In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Examples.  The following example will illustrate the operation of the CDSC.  Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions.  If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment.  With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share.  Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge.  At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares.   In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares in your account are aggregated.

MONEY MARKET FUND

The Money Market Fund offers two classes of shares: Class A and Class S shares.  Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts.  Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment.  Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts.  When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class.  Class A shares are subject to an annual 12b-1 distribution fee of up to 0.35% of the Fund’s average daily net assets allocable to Class A shares, but the current 12b-1 fees are limited to up to 0.25% of average daily net assets.  Class S shares are subject to an annual 12b-1 distribution fee of up to 1.00%, but the current 12b-1 fees are limited up to 0.35% of the Fund’s average daily net assets allocable to Class S shares.

OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements.  The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1.                           Any director, officer or other employee (and their immediate family members, as defined below) of The Western and Southern Financial Group or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.                           Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

Accounts in the Funds that opened prior to November 20, 2006 are not subject to the minimum initial investment increases that became effective November 20, 2006.

Waiver of Class A Sales Charges.  In addition to the categories of purchasers described in the prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1.  purchases into a Fund by any director, officer, employee (and their immediate family members,

as defined below), or current separate account client of or referral by a Sub-Advisor to that particular Fund;

2.  purchases by any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Financial Group or any of its affiliates; and

3.  purchases by any employees of JPMorgan (formerly Integrated Investment Services, Inc.), who provide services for Touchstone Investments.

Exemptions must be qualified in advance by the Distributor.  At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee.  The term “employee” is deemed to include current and retired employees.

Waiver of Class A Sales Charge for former Constellation Shareholders.  Shareholders who owned shares of the Touchstone Fund Group Trust (formerly Constellation Funds) as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the front-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

Class Y Shares “Grandfather” Clause.  New purchases of the Class Y shares are no longer available directly through Touchstone.  Those shareholders who owned Class Y shares purchased directly through Touchstone prior to February 2, 2009 may continue to hold Class Y shares of the corresponding Fund(s). In addition, those shareholders may continue to make subsequent purchases into existing accounts of Class Y shares of the Fund(s) they owned prior to February 2, 2009.

Purchases in Kind.  Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment objectives and is otherwise acceptable to the Advisor.  Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value.  If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act.  This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder.  If payment is made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

Uncashed Distribution Checks.  If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the then current NAV and any future distributions will automatically be reinvested.  No interest will accrue on amounts represented by uncashed distribution checks.

Fund Shares Purchased by Check.  We may delay paying your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone directly).  If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you.  Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

TAXES

The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders.  This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds.  The summary is based upon current provisions of the Code, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive and may affect the conclusions expressed herein.  The summary applies only to beneficial owners of any of the Funds’ shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of any of the Funds’ shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding any of the Funds’ shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax.  Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund.  Shareholder is urged and advised to consult such their own tax advisors with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicable state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

GENERAL. For federal tax purposes, each Fund is treated as a separate corporation.  Each Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company (“RIC”) under the Code.  By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash.  Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below.  Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY.  Qualification as a RIC under the Code requires, among other things, that: (a) each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the “Qualifying Income Requirement”), and net income from certain qualified publicly traded partnerships; (b) each Fund diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships”; and (c) each Fund distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities.  To date, such regulations have not been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest.  Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss).  If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained.  If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.

If for any taxable year a Fund fails to qualify as a RIC, it will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.

If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year and for tax years beginning after December 22, 2010 at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts.  A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year.  Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.  Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax.  A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so.  Liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.  However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS.  A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  As of September 30, 2010, the Funds had the following capital loss carryforwards:

Fund	Amount	Expires 9/30
Core Bond Fund	$700,610	2015
Institutional Money Market Fund	$38,900	2016
Money Market Fund	$902	2016
High Yield Fund	$7,476,631	2017
	$4,122,931	2018

Each of the Funds has elected to defer until their respective subsequent tax year capital losses incurred after October 31, 2010 (“Post-October Losses”).  These capital loss carryforwards and Post-October Losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.  These capital losses may be carried forward for eight years from the year realized, after which any undeducted capital loss remaining is lost as a deduction.  If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry back capital losses for three years and may carry forward such losses indefinitely.  A Fund cannot carry back or carry forward any net operating losses.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT.  A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond).  Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures.  A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income.  Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation.  A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount.  Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received.  Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Each Fund generally will be required to distribute dividends to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund.  Cash to pay these dividends may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing.  In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, then they would have in the absence of such transactions.  Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).

OPTIONS, FUTURES AND FORWARD CONTRACTS.  The Funds do not intend to write (sell) or purchase options or futures contracts or enter into forward currency contracts.  If a Fund engages in these transactions in the future, such transactions involve complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.  The puts acquired on some of the Funds’ investments to insure a market for such securities may invoke these rules.

WASH SALES.  A Fund may in certain circumstances be impacted by special rules relating to “wash sales.”  In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

SHORT SALES.  A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders.

DISTRIBUTIONS.  Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return.  Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund.  Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Although the Funds do not anticipate investing in securities that would reasonably be expected to generate “qualified dividend income,” if a Fund makes this type of investment the following rules could apply.  Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013.  A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met.  A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction.  For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.

Each Fund will inform shareholders of the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

SALES, EXCHANGES OR REDEMPTIONS.  Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss.  Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares.  The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less.  Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares.  Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of the Funds’ shares.

BACKUP WITHHOLDING.  Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income.  If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

STATE AND LOCAL TAXES.  State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.  Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.

NON-U.S. SHAREHOLDERS.  Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty).  Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States) federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests.

For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends.  Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders.  To qualify as an interest-related dividend a Fund must report such amounts in a written statement furnished to its shareholders.

Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds.  The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation.  In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).  All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

Effective as of December 31, 2012, certain provisions of the Hiring Incentives to Restore Employment Act (the “HIRE Act”) may impact the withholding or information reporting obligations of the Funds.  The HIRE Act generally imposes a new reporting and 30% withholding tax regime with respect to certain U.S.-source income, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“Withholding Payments”).  Generally, the new rules require the reporting to the IRS of the direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons, with the 30% withholding tax regime applying to Withholding Payments after December 31, 2012 if there is a failure, including by a U.S. person, to provide this required information.  Subject to future IRS guidance, the Funds may require additional tax-related certifications, representations or information from shareholders in order to comply with the provisions of the HIRE Act.

In general, once these new rules are effective and subject to future IRS guidance, any distribution by a Fund to a shareholder, including a distribution in redemption of shares and a distribution of income or gains exempt from U.S. federal income tax or, in the case of distributions to a non-U.S. shareholder, exempt from withholding under the regular withholding rules described above (e.g., capital gain dividends), will be a Withholding Payment subject to the new 30% withholding requirements, unless a shareholder provides information, certifications, representations or waivers of foreign law, as such Fund requires, to comply with the new rules.  In the case of certain foreign shareholders, it is possible that this information will include information regarding direct and indirect U.S. owners of such foreign shareholders.  U.S. shareholders generally will not be subject to this 30% withholding requirement so long as they provide the Funds with certification of their U.S. status, as the Funds require, to comply with the new rules. The failure of a shareholder to provide such information may result in other adverse consequences to the shareholder. A foreign shareholder that is treated as a “foreign financial institution” generally will be subject to withholding unless it enters into an agreement with the IRS.

In general, any U.S. or foreign person investing in the Funds through an intermediary that is treated as a “foreign financial institution” will have Withholding Payments made to them attributable to their Fund distributions reduced by the 30% withholding rate if the person fails to provide the intermediary, or the intermediary fails to provide the Funds, with the certifications, waivers or other information that the intermediary or the Funds, as applicable, needs to comply with these new rules.  U.S. and foreign persons investing in the Funds through foreign intermediaries are urged and advised to consult with the intermediaries and/or their own tax advisers regarding the application of these rules to their accounts and their investment in the Funds.

The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged and advised to consult their own tax advisers regarding the application of these requirements to their own situation.

FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS.  A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.

The HIRE Act creates new foreign asset reporting requirements for certain persons.  Effective for taxable years beginning after March 18, 2010, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns.  It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any).  Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements.  Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.

TAX-EXEMPT SHAREHOLDERS.  A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

All tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

TAX SHELTER REPORTING REGULATIONS.   Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

PRINCIPAL SECURITY HOLDERS

As of September 30, 2011, the following shareholders owned of record or beneficially over 5% of the outstanding shares of a Fund (or class).

Fund	Shareholder	% Owned
Core Bond Fund Class A	Fifth Third Bank Trustee Western & Southern Life Insurance Company 8515 East Orchard 2T2 Centennial, CO 80111	40.86%
Core Bond Fund Class C	Special Custody Account for the Exclusive Benefit 2801 Market Street Saint Louis, MO, 63103	32.58%
Core Bond Fund Class C	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Drive East 2nd Floor Jacksonville, FL 32246	20.93%
High Yield Fund Class A	NFS LLC FEBO US Bank National 1555 N Rivercenter Drive Ste 302 Milwaukee, WI 53212	33.28%
High Yield Fund Class A	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.60%
High Yield Fund Class C	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of its Customers Attn Fund Administration 4800 Deer Lake Drive East 2nd Floor Jacksonville, FL 32246	19.04%

High Yield Fund Class C	Special Custody Account for the Exclusive Benefit 2801 Market Street Saint Louis, MO, 63103	15.17%
High Yield Fund Class Y	Fifth Third Bank Trustee Western & Southern Life Insurance Company 8515 East Orchard 2T2 Centennial, CO 80111	22.50%
High Yield Fund Class Y	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of its Customers 4800 Deer Lake Drive East 2nd Floor Jacksonville, FL 32246	21.53%
High Yield Fund Class Y	Special Custody Account for the Exclusive Benefit 2801 Market Street Saint Louis, MO, 63103	14.51%
High Yield Fund Class Y	State Street Bank and Trust as Trustee Kinder Morgan Inc. Retirement Plan Trust 801 Pennsylvania Ave. Kansas City, MO 64105	14.40%
High Yield Fund Class Y	Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA 94104	7.14%
High Yield Fund Class Y	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.14%
Money Market Fund Class S	Pershing LLC Attn Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	57.51%
Money Market Fund Class S	Pershing LLC Attn Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	42.42%
Money Market Fund Class A	Special Custody Account for the Exclusive Benefit 2801 Market Street Saint Louis, MO, 63103	8.72%
Money Market Fund Class A	Trust Company of America FBO 375 PO Box 6503 Centennial, CO 80155	8.70%
Institutional Money Market Fund	Touchstone Funds Group Trust* Ultra Short Duration Fixed Income Fund 303 Broadway, Suite 1100 Cincinnati, OH 45202	12.14%
Institutional Money Market Fund	Miami University 107 Roudebush Hall Oxford, OH 45056	10.63%
Institutional Money Market Fund	Touchstone Funds Group Trust* Sands Capital Select Growth Fund 303 Broadway, Suite 1100 Cincinnati, OH 45202	9.27%
Institutional Money Market Fund	Touchstone Emerging Growth Fund — Westfield 303 Broadway, Suite 1100 Cincinnati, OH 45202	8.58%
Institutional Money Market Fund	Fifth Third Bank Trustee Western & Southern Life Insurance Company 8515 East Orchard 2T2 Centennial, CO 80111	8.42%
Institutional Money Market Fund	Western Southern Financial Group* 400 Broadway Cincinnati, OH 45202	5.93%

*	Indicates that shares are held beneficially.
**

May be deemed to control a class or Fund because it owned beneficially more than 25% of the outstanding shares as of September 30, 2011. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders.

As of September 30, 2011, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, is the Trust’s custodian.  BBH acts as the Trust’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses money as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2011.  Ernst & Young LLP will perform an annual audit of the Trust’s financial statements and advise the Trust as to certain accounting matters.

LEGAL COUNSEL

Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

TRANSFER AND SUB-ADMINISTRATIVE AGENT

Transfer Agent.  The Trust’s transfer agent, JPMorgan, 303 Broadway, Suite 900, Cincinnati, Ohio 45202, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, JPMorgan receives a monthly per account fee from each Fund, plus out-of-pocket expenses.

The Funds may also pay a fee to certain servicing organizations (such as broker-dealers and financial institutions) that provide sub-transfer agency services.  These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

Sub-Administrative Agent.  The Advisor provides administrative services to the Trust under an Administration Agreement and has sub-contracted certain accounting and administrative services to JPMorgan.  The sub-administrative services sub-contracted to JPMorgan include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board of Trustees.  The Advisor pays JPMorgan a sub-administrative fee out of its administration fee.  Set forth below are the sub-administration fees paid by the Advisor to JPMorgan during the fiscal years stated:

Sub-Administration Fees

	2010	2009	2008
Core Bond Fund	$62,500	$37,249	$46,944
High Yield Fund	$62,500	$41,392	$68,302
Institutional Money Market Fund	$119,098	$91,004	$75,139
Money Market Fund	$89,101	$247,099	$176,869

Compliance Service Fees.  JPMorgan provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement.  For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee.  The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement.  Set forth below are the compliance fees and expenses paid by the Funds during the fiscal years stated:

Compliance Service Fees

	2010	2009	2008
Core Bond Fund	$1,694	$1,197	$1,198
High Yield Fund	$771	$1,595	$1,596
Institutional Money Market Fund	$9,687	$4,038	$2,164
Money Market Fund	$2,296	$1,993	$1,996

FINANCIAL STATEMENTS

The Trust’s annual financial statements as of September 30, 2010 appear in the Trust’s Annual Report, which is incorporated by reference herein.  The Trust’s annual financial statements were audited by Ernst & Young LLP.  The Funds’ semiannual financial statements as of March 31, 2011 appear in the Trust’s Semiannual Report, which is incorporated by reference into this SAI. The Trust’s semiannual financial statements are unaudited.  The Annual Report and Semi-Annual Report may be obtained free of charge by calling the Trust at 1-800-543-0407 or by writing to Touchstone Investment Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354.  You may also obtain the Annual or Semi-Annual Reports, as well as other information about the Touchstone Investment Trust, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

APPENDIX

DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”), Fitch Ratings, Inc. (“Fitch”) and Dominion Bond Rating Service, Limited (“Dominion”) are private services that provide ratings of the credit quality of debt obligations.  A description of the ratings assigned by Moody’s, S&P®, Fitch and Dominion are provided below.  These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  The Advisor and/or sub-advisor attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking.  However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  In that event, the Advisor and/or sub-advisor will consider whether it is in the best interest of the Fund to continue to hold the securities.

Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities.  Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default.  Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility.  Credit ratings are not statements of current or historical fact.  Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities.  Credit ratings do not comment on the suitability of an investment for any particular investor.  Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested.  Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Dominion ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by Dominion, which information is not audited or verified by Dominion. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

Short-Term Credit Ratings

Moody’s

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P

S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

The following summarizes the rating categories used by S&P for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations are regarded as having significant speculative characteristics.  Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” - Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” - Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default.  The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” —   High short-term default risk.  This designation indicates that default is a real possibility.

“RD” —  Restricted default.  This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

“D” — Default.  This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.

Specific limitations relevant to the Short-Term Ratings scale include:

•                  The ratings do not predict a specific percentage of default likelihood over any given time period.

•                  The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•                  The ratings do not opine on the liquidity of the issuer’s securities or stock.

•                  The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•                  The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

Dominion

The Dominion short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

R-1 (high)

Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle)

Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low)

Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high)

Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle)

Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low)

Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3

Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4

Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5

Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D

A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

Moody’s

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•                  Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•                  Nature of and provisions of the obligation;

•                  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” - An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

The following summarizes long-term IDR categories used by Fitch:

“AAA” — Highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — High credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Speculative.  “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC” — Substantial credit risk.  “CCC” ratings indicate that default is a real possibility.

“CC” — Very high levels of credit risk.  “CC” ratings indicate default of some kind appears probable.

“C” — Exceptionally high levels of credit risk.  “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.               the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.              the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.               Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” - Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.               the selective payment default on a specific class or currency of debt;

b.              the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.               the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.              execution of a distressed debt exchange on one or more material financial obligations.

“D” — Default.  “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:  The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”

Specific limitations relevant to the issuer credit rating scale include:

•         The ratings do not predict a specific percentage of default likelihood over any given time period.

•         The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•         The ratings do not opine on the liquidity of the issuer’s securities or stock.

•         The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•         The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•         The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

Dominion

The Dominion long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

AAA

Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA

Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A

Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB

Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB

Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B

Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC / CC / C

Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D

A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

Moody’s

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG 1” through “MIG 3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.

The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG 1” - This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG 2” - This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG 3” - This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG 1” - This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG 2” - This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG 3” - This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•                  Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                  Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Fitch

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

TSF-55-TINT-SAI-1101

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)                            Registrant’s Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the Securities and Exchange Commission (“SEC”) on November 30, 1998.

(a)(2)                            Amendment No. 1 to Registrant’s Restated Agreement and Declaration of Trust dated December 8, 1994 is herein incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(a)(3)                            Amendment No. 2 to Registrant’s Restated Agreement and Declaration of Trust dated January 31, 1995 is herein incorporated by reference to Exhibit (3) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(a)(4)                            Amendment No. 3 to Registrant’s Restated Agreement and Declaration of Trust dated February 28, 1997 is herein incorporated by reference to Exhibit (1)(iv) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on June 20, 1997.

(a)(5)                            Amendments to Registrant’s Restated Agreement and Declaration of Trust dated March 16, 2000 is herein incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(a)(6)                            Amendment to Registrant’s Restated Agreement and Declaration of Trust dated April 6, 2000 is herein incorporated by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(a)(7)                            Amendment to Registrant’s Restated Agreement and Declaration of Trust dated September 21, 2000 is herein incorporated by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(a)(8)                            Amendment to Registrant’s Restated Agreement and Declaration of Trust dated March 27, 2001 is herein incorporated by reference to Exhibit (a)(viii) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2002.

(a)(9)                            Amendment to Registrant’s Restated Agreement and Declaration of Trust dated June 14, 2002 is herein incorporated by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 31, 2002.

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(a)(10)                      Amendment to Registrant’s Restated Agreement and Declaration of Trust dated November 21, 2002 is herein incorporated by reference to Exhibit (a)(x) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 31, 2002.

(a)(11)                      Amendments to Registrant’s Restated Agreement and Declaration of Trust dated August 29, 2005 and November 28, 2005 are herein incorporated by reference to Exhibit (a)(xi) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2006.

(a)(12)                      Amendment to Registrant’s Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(12) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 28, 2009.

(b)(1)                           Registrant’s Bylaws, as amended, is herein incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(b)(2)                           Amendment to Bylaws adopted on January 10, 1984 is herein incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(c)                                          Instruments Defining the Rights of Security Holders is herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2007.

(d)(1)                           Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust dated as of May 1, 2000 and amended December 31, 2002 is herein incorporated by reference to Exhibit (d)(i) of Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 3, 2004.

(d)(2)                           Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund is herein incorporated by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(d)(3)                           Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund is herein incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(d)(4)                           Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Core Bond Fund is herein incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 88 to Registrant’s Registration

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Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(d)(5)                           Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Institutional Money Market Fund (formerly the Touchstone Institutional Government Income Fund) is herein incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(e)(1)                            Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2006.

(e)(2)                            Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2007.

(f)                                              Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2010.

(g)(1)                           Custody Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2009.

(g)(2)                           Custody Fee Offset Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2008.

(h)(1)                           Administration Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2009.

(h)(2)                           Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2010.

(h)(3)                           Addendum to Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2008.

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(h)(4)                           Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2008.

(h)(5)                           Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(h)(6)                           Amended Transfer Agency Agreement between the Trust and JPMorgan Chase Bank, N.A. (formerly Integrated Investment Services) is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2010.

(h)(7)                           Form of Trust Networking Agreement is herein incorporated by reference to Exhibit (h)(iii)(e) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2007.

(h)(8)                           Allocation Agreement providing for the allocation of proceeds received under the joint Fidelity Bond is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 28, 2011.

(h)(9)                             Amended Expense Limitation Agreement is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 28, 2011.

(h)(10)                       Amended Expense Limitation Agreement with respect to the Touchstone Core Bond Fund to be filed by post-effective amendment.

(h)(11)                     Amended i-Compliance Services Agreement between JPMorgan Chase Bank, N.A. and the Trust is herein incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2008.

(i)                                               Opinion and Consent of Counsel is herein incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 28, 2009.

(j)                                               Consent of Independent Public Accountants is filed herewith.

(k)                                            Not Applicable.

(l)                                               Not Applicable.

(m)(1)                         Registrant’s Plans of Distribution Pursuant to Rule 12b-1 for Class A and Class C Shares are herein incorporated by reference to Exhibit (m)(i) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on December 3, 1999.

(m)(2)                         Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class S Shares is herein incorporated by reference to Exhibit (m)(iv) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 31, 2002.

(n)                                           Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution

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System is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2010.

(o)                                           Not Applicable.

(p)(1)                           Code of Ethics for the Registrant, Touchstone Advisors, Inc. and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 1, 2006.

(p)(2)                           Code of Ethics for Fort Washington Investment Advisors, Inc. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2010.

(q)                                           Powers of Attorney are filed herewith.

Item 29.

Not Applicable.

Item 30. Indemnification:

(a)             Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable

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determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding (“disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Trust” shall include Midwest Income Investment Company, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b)              The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter.  Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.  The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its

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duties under the Agreement. Registrant will advance attorneys’ fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

Item 31.   Business and Other Connections of The Investment Adviser:

A.   TOUCHSTONE ADVISORS, INC. (the “Advisor”) is a registered investment adviser that provides investment advisory services to the Touchstone Fund Complex.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor.  Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202.

*The address is 400 Broadway, Cincinnati, Ohio 45202.

(1)  Jill T. McGruder — CEO and Director Touchstone Advisors, Inc.

(a)  President and Chief Executive Officer-IFS Financial Services, Inc.

(b)  President and Chief Executive Officer-Integrity Life Insurance Co.

(c)  President and Chief Executive Officer- National Integrity Life Insurance Co.

(d)  President -Touchstone Fund Complex

(e)  Senior Vice President-Western & Southern Financial Group*

(f) Senior Vice President-W&S Brokerage Services, Inc.*

(g) Director — Western & Southern Financial Group*, Capital Analysts, Inc., IFS Financial Services, Inc., Integrity Life Insurance Co., National Integrity Life Insurance Company, Touchstone Securities, Inc., Western & Southern Financial Group Distributors, Inc.*, LaRosa’s, Inc. (2334 Boudinot Avenue Cincinnati, OH 45238)

(2)  Brian E. Hirsch — Senior Vice President, Compliance & Fund Administration — Touchstone Advisors, Inc.

(a)   Senior Vice President - IFS Financial Services, Inc.

(b)  Vice President - Touchstone Fund Complex

(c)   Chief Complaince Officer of W&S Brokerage Services, Inc.

(3)  Donald J. Wuebbling — Director -Touchstone Advisors, Inc.

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(a)  Director-AM Concepts, Inc.*, Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc.*, Eagle Realty Investments, Inc.*, Insurance Profillment Solutions, LLC.*, Capital Analysts Inc., Integrity Life Insurance Company,* National Integrity Life Insurance Company,* WestAd Inc*, Eagle Realty Group, LLC.*, IFS Financial Services, Inc., Western & Southern Agency Services, Inc.*, Fort Washington Investment Advisors, Inc., W&S Brokerage Services, Inc.*, Columbus Insurance Company*, IIS Broadway*

(4)  Richard K. Taulbee -Vice President-Touchstone Advisors, Inc.

(a)   Vice President-Capital Analysts, Inc., Eagle Realty Group, LLC.*, Eagle Realty Investments*, IFS Financial Services, Inc., IIS Broadway Corporation*, Integrity Life Insurance Company, National Integrity Life Insurance Company, Western & Southern Life Insurance Company*, Touchstone Securities, Inc., WestAd, Inc.*, W&S Brokerage Services, Inc.*, W&S Financial Group Distributors, Inc.*, Western & Southern Agency Service, Inc.*, IFS Agency Services, Inc.*

(5)  James J. Vance -Vice President & Treasurer-Touchstone Advisors, Inc.

(a)  Vice President & Treasurer-Western & Southern Life Insurance Company*,  Fort Washington Investment Advisors, Inc.,  IFS Financial Services,  Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc.*, Touchstone Securities, Inc., Columbus Life Insurance Company*, Eagle Realty Group, LLC*, Eagle Realty Investments, Inc.*, Integrity Life Insurance Company, National Integrity Life Insurance Company, WestAd Inc.*, AM Concepts, Inc*.

(b)  Treasurer-W&S Brokerage Services, Inc.*, Fort Washington Capital Partners, LLC., Insurance Profillment Solutions*, Tristate Ventures, LLC.*

(6)  Terrie A. Wiedenheft — Chief Financial Officer - Touchstone Advisors, Inc.

(a)  Senior Vice President and Chief Financial Officer- W&S Brokerage Services, Inc.*, IFS Financial Services, and Touchstone Securities, Inc.

(b)  Senior Vice President Fort Washington Investment Advisors, Inc.

(c)  Treasurer & Controller-Touchstone Fund Complex

(7)  James N. Clark — Director-Touchstone Advisors, Inc.

(a)  Vice President, Director and Secretary-Western & Southern Mutual Holding Company*, Western & Southern Financial Group, Inc.*, Western & Southern Life Assurance Company*, Western-Southern Life Assurance Company.*

(b) Director and Secretary-WestAd, Inc.*

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(c) Director-Columbus Life Insurance Company*, Eagle Realty Group, LLC.*, Eagle Realty Investments, Inc.*, IFS Agency Services, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc.*, Capital Analysts, Inc., AM Concepts*, IFS Financial Services, Western & Southern Agency Services, Inc.*, Lafayette Life Insurance Company*, Western & Southern Agency Services, Inc.

(8)  Rhonda S. Malone-Secretary-Touchstone Advisors, Inc.

(a) Secretary-Touchstone Securities, Inc., W&S Brokerage Services, Inc.*, W&S Financial Group Distributors, Inc.*, IFS Agency Services Inc.

(b) Associate Counsel — Securities-Western & Southern Financial Group, Inc.*

(9)  Steven M. Graziano - President-Touchstone Advisors, Inc.

(a)  Vice President -Touchstone Fund Complex

(b)  President — Touchstone Securities, Inc.

(10)  Joseph Melcher — Vice President & Chief Compliance Officer- Touchstone Advisors, Inc.

(11)  Timothy D. Paulin - Vice President, Investment Research and Product Management — Touchstone Advisors, Inc.

B.   FORT WASHINGTON INVESTMENT ADVISORS, INC. (“Fort Washington”) is a registered investment adviser that provides sub-advisory services to the Funds. Fort Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust. Fort Washington also provides investment advice to institutional and individual clients.  The address of Fort Washington is 303 Broadway, Cincinnati, OH 45202.

The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

(1)  Maribeth S. Rahe, President and Director

(a) Chairman or the Board Capital Analysts Incorporated, Cincinnati USA Regional Chamber, , Advisory Council Center for Women’s Business Research, Life Trustee, New York Landmarks conservancy; Life Trustee, Rush-Presbyterian-St. Luke’s Medical center; Board Member, Consolidated Communications Illinois Holdings Inc.; Trustee & Treasurer, Cincinnati Arts Association; Advisory Board, Sisters of Notre Dame de Namur; Advisory Board, Xavier University; Advisory Board CincyTech USA; Investment Committee, United Way of Cincinnati; Board Member, First Financial

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(b) Senior Vice President of The Western and Southern Life Insurance Company

(c)  President of Tristate Ventures, LLC*

(2)  Nicholas P. Sargen, Chief Investment Officer and Director

(a) Senior Vice President & Chief Investment Officer of The Western and Southern Life Insurance Company, Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

(b) Chief Investment Officer of Tristate Ventures, LLC*

(c) Board of Trustees, Good Samaritan Hospital; Board Member, Xavier University

(d) Chairman-Xavier Department of Finance Advisory Board

(3)  John F. Barrett, Chairman and Director

(a)  President, Director and Chief Executive Officer of The Western and Southern Life Insurance Company, Western- Southern Life Assurance Company and Western & Southern Financial Group

(b)  Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

(c)  A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company.

(d)  A Director of Eagle Realty Group LLC, Eagle Realty Investments, Inc., Capital Analysts, Inc. and Convergys Corp.

(e)  Director, Chairman & CEO of WestAd, Inc.

(f)  President & Director of Western & Southern Financial Fund

(g)  Board Member-Convergys Corp

(4)   Brendan M. White, Managing Director & Senior Portfolio

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Manager

(a)  Director of The Friars Club

(6)   James A. Markley, Managing Director

(a) Trustee, Corbett Foundation

(7)   Roger M. Lanham - Managing Director

(8)   John J. O’Connor, Managing Director

(a)  Director of Friars Club Foundation and SC Ministry Foundation

(b) Investment Committee, Province of St John the Baptist

(9)   Timothy J. Policinksi, Managing Director

(10)   Michele Hawkins, Chief Compliance Officer & Vice President

(a) Investment Committee, Greater Cincinnati Foundation

(b) Advisory Board Member-Cintas Institute for Business Ethics

(11)    Margaret C. Bell, Managing Director

(12)    Robert L. Walker, Director

(a) Director of Eagle Realty Group, LLC, Integrity Life Insurance Company, National Integrity, Lafayette Life Insurance, Columbus Life Company, Computer Services, Inc. and Tri-Health

(b) Chief Financial Officer of The Western and Southern Life Insurance Company

(c)  Board of Trustees, Bethesda Inc.

(13)   Richard Jandrain III - Managing Director

(14)   Terrie A. Wiedenheft, Senior Vice President and Chief Financial Officer - See biography above

(15)   James J. Vance, Vice President & Treasurer — See biography above.

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(16)   Stephen A. Baker, Managing Director of Private Equity

(a)  Board of Trustees of Walnut Hills High School Alumni Foundation, Greater Cincinnati Rowing Foundation, Fortis Security Products, LLC, CH Mack, Inc., and Laboratory Partners, Inc.

(17)  Christopher L. Baucom, Managing Director of Private Equity

(a)  Director of Cincinnati Opera

(18)  John P. Bessone, Vice President

(a) Board Member, Aspen Avionics, Lumidign, Inc.

(19)  Paul D. Cohn, Vice President of Private Equity

(20)  Rance G. Duke, Vice President and Sr. Portfolio Manager

(a) Board Member, Spring Grove Cemetery, Bethesda Foundation, Bethesda, Inc. and YMCA of Greater Cincinnati

(b) Member, United Way, Red Cross Partnership Committee

(21)  Thomas L. Finn, Vice President and Sr. Portfolio Manager

(a)        Director of The Cincinnati Foundation for the Aged and Beechwood Foundation.

(b)        Investment Committee YMCA

(c)                        Board Member, Beechwood Foundation

(22)  Mark A. Frietch, Managing Director/Investment Operations and Marketing

(23)  John J. Goetz, Vice President and Sr. Portfolio Manager, Money Market Advisory Committee, Investment Company Institute

(24)  Daniel J. Kapusta, Vice President and Sr. Portfolio Manager

(25)  Howard R. Lodge, Vice President and Sr. Portfolio Manager

(26)  Bihag N. Patel, Vice President & Sr. Portfolio Manager

(27)  David K. Robinson, Vice President & Sr. Portfolio Manager

(28)  Charles A. Ulbricht, Vice President and Sr. Portfolio Manager

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(29)  Scott D. Weston, Vice President and Sr. Portfolio Manager

(a)  Financial Advisory Board, Mariemont School District

(30)  Stephen Ball, Vice President

(31)   Marty Flesher, Vice President

(32)   Jeff Meek, Vice President and Senior Financial Officer

(33)   Jonathan Niemeyer, Secretary

(a) Board of Directors, The Pro Foundation Inc., Board of Advisors, David Pollack’s Empower Foundation

(34)   Jamie Wilhelm, Vice President

(a) Board Member, Xavier Student Fund

(35) Don Wuebbling, Director

(36) William Creviston, Vice President

(37) Douglas Kelsey, Vice President

(38) Jeremiah Moore, Vice President

(39) Barry D. Pavlo, Vice President

(40) William Sena, Jr. Vice President

(41) P. Gregory Williams, Vice President

Item 32. Principal Underwriters:

(a)  Touchstone Securities, Inc. acts as underwriter for the Touchstone Fund Complex.

(b)     Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202.

*The address is 400 Broadway, Cincinnati, Ohio 45202.

	POSITION WITH	POSITION WITH
NAME	UNDERWRITER	REGISTRANT

Steven M. Graziano	President	Vice President
Jill T. McGruder	Director	Trustee/President

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James N. Clark*	Director	None
Donald J. Wuebbling*	Director	None
Brian E. Hirsch	Chief Compliance Officer	Vice President
Richard K. Taulbee*	Vice President	None
Patricia J. Wilson	Vice President	None
James J. Vance*	Vice President & Treasurer	None
Terrie A. Wiedenheft	Chief Financial Officer	Controller/ Treasurer
Rhonda Malone*	Secretary	None

(c)     None

Item 33. Location of Accounts and Records:

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 303 Broadway, Cincinnati, Ohio, 45202.

Item 34. Management Services:

None.

Item 35. Undertakings:

(a)     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)    Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the “Petitioning Shareholders”), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

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(i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

(ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 100 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio, on the 27th day of October 2011.

TOUCHSTONE INVESTMENT TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 100 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	October 27, 2011
Phillip R. Cox

	*	Trustee	October 27, 2011
H. Jerome Lerner

	*	Trustee	October 27, 2011
John P. Zanotti

	*	Trustee	October 27, 2011
Donald C. Siekmann

	*	Trustee	October 27, 2011
Susan J. Hickenlooper

	/s/ Jill T. McGruder	Trustee and President	October 27, 2011
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer	October 27, 2011
	Terrie A. Wiedenheft	and Principal Financial
Officer

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

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EXHIBIT INDEX

28(j)	Consent of Independent Public Accountants

28(q)	Powers of Attorney

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